UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2015
Date of reporting period: June 30, 2015

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis FUNDS

(part of Davis Series, Inc.)

June 30, 2015

SEMI-ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS SERIES, INC.	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.
Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds' Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q and Form N-MFP
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. In addition, Davis Government Money Market Fund files its complete schedule of portfolio holdings with the SEC for each month end on Form N-MFP. The Funds' Form N-Q and Davis Government Money Market Fund's Form N-MFP are available without charge, upon request, by calling 1-800-279-0279, on the Funds' website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS SERIES, INC.	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary for certain funds, which is published semi-annually. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis
President

August 3, 2015

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS OPPORTUNITY FUND

Performance Overview

Davis Opportunity Fund's Class A shares delivered a total return on net asset value of 5.04% for the six-month period ended June 30, 2015 ("Period"). Over the same Period, the Russell 3000® Index ("Index") returned 1.94%. The sectors1 within the Index that reported the strongest performance over the Period were Health Care, Consumer Discretionary, and Telecommunication Services. The sectors within the Index that reported the weakest performance were Utilities, Energy, and Industrials.

The Fund's Absolute Performance

Consumer Discretionary companies were the most important contributor2 to the Fund's absolute performance over the Period. Amazon.com3 (the Fund's largest holding, as of June 30, 2015) and JD.com, a Chinese online electronics retailer, were the most important contributors to Fund performance. Las Vegas Sands and Twenty-First Century Fox were among the most important detractors from performance.

Health Care companies were the second most important contributor to the Fund's absolute performance. Valeant Pharmaceuticals, which the Fund no longer owns, and UnitedHealth Group were among the most important contributors to performance. IDEXX Laboratories was among the top detractors from performance.

Industrial companies were another important contributor to the Fund's absolute performance. CAR, China's largest auto rental company, was among the top contributors to Fund performance. PACCAR, which provides design, manufacture and customer support of high-quality premium trucks, was among the leading detractors from the Fund's absolute performance. The Fund no longer owns PACCAR.

Financial companies also contributed to the Fund's absolute performance. Markel, a financial holding company specializing in insurance, was among the most important contributors to Fund performance. LendingClub, a peer-to-peer online credit marketplace, was among the top detractors from performance.

Information Technology companies also contributed to the Fund's absolute performance. Youku Tudou (an Internet television company in China), SouFun Holdings (a real estate Internet portal in China), ASAC (an investment vehicle for Activision Blizzard, the video game publisher), and Qihoo 360 Technology (a provider of Internet and mobile security products and services in China) were all among the most important contributors to Fund performance over the Period. Coupons.com (the Fund's fourth largest holding, as of June 30, 2015), DianPing Holdings (an online restaurant-review and group-buying services site in China), and Hewlett-Packard were among the top detractors from performance.

Energy companies were the most important detractor from the Fund's absolute performance. Encana and Ultra Petroleum were among the leading detractors from Fund performance during the Period.

The Fund had approximately 21% of its net assets invested in foreign companies at June 30, 2015. As a whole, those companies outperformed the domestic companies held by the Fund.

The Fund's Relative Performance

Consumer Discretionary companies were the most important contributor to the Fund's performance relative to the Index over the Period. The Fund's Consumer Discretionary companies outperformed the corresponding sector within the Index. The Fund also benefited from having a significantly higher average weighting than the Index.

Industrial companies were another important contributor to the Fund's relative performance. The Fund's Industrial companies outperformed the corresponding sector within the Index, however the Fund did suffer slightly from a higher average weighting than the Index in this weak performing sector.

Health Care companies were the most important detractor from the Fund's relative performance. The Fund's Health Care companies underperformed the corresponding sector within the Index and the Fund suffered from a lower average weighting than the Index in this strong performing sector.

Information Technology companies were the second most important detractor from the Fund's relative performance. The Fund's Information Technology companies underperformed the corresponding sector within the Index.

Davis Opportunity Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Opportunity Fund's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1    The companies included in the Russell 3000® Index are divided into ten sectors. One or more industry groups make up a sector.
2    A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS OPPORTUNITY FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Opportunity Fund Class A versus the Russell 3000® Index over 10 years for an investment made on June 30, 2005

Average Annual Total Return for periods ended June 30, 2015

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	3.29%	16.84%	6.91%	10.73%	12/01/94	0.95%	0.95%
Class A - with sales charge	(1.61)%	15.71%	6.39%	10.47%	12/01/94	0.95%	0.95%
Class B†, **	(1.28)%	15.48%	6.26%	11.40%	05/01/84	1.95%	1.95%
Class C**	1.58%	15.91%	6.08%	6.51%	08/15/97	1.75%	1.75%
Class Y	3.52%	17.13%	7.21%	7.35%	09/18/97	0.73%	0.73%
Russell 3000® Index***	7.29%	17.54%	8.15%	9.90%

The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Investments cannot be made directly in the Index.
The performance data for Davis Opportunity Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Davis Opportunity Fund's performance benefited from IPO purchases in 2013 and 2014. After purchase, the IPOs rapidly increased in value. The Adviser purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences.

*Reflects 4.75% front-end sales charge.
†Because Class B shares automatically convert to Class A shares after 7 years, the "10-Year" and "Since Inception" returns for Class B reflect Class A performance for the period after conversion.
**Includes any applicable contingent deferred sales charge. As of May 1, 2013, Class B shares are no longer offered for new purchases.
***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND

Performance Overview

Davis Government Bond Fund's Class A shares delivered a return of 0.59% on net asset value for the six-month period ended June 30, 2015 ("Period"). The Citigroup U.S. Treasury/Agency 1-3 Year Index ("Index") returned 0.66% over the same Period.

The Fund's investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity of three years or less.

Factors Impacting the Fund's Performance

The Fund was invested almost entirely in mortgage backed securities. The Fund's gross performance was enhanced1 by owning mortgage backed securities, which performed better than the Index.

Davis Government Bond Fund's investment objective is current income. There can be no assurance that the Fund will achieve its objective. Davis Government Bond Fund's principal risks are: U.S. Government securities risk, repurchase agreement risk, variable current income risk, interest rate risk, inflation risk, extension and prepayment risk, credit risk, changes in debt rating risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1    A contribution to or detraction from the Fund's performance is a product both of appreciation or depreciation and weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Government Bond Fund Class A versus the Citigroup U.S.
Treasury/Agency 1-3 Year Index over 10 years for an investment made on June 30, 2005

Average Annual Total Return for periods ended June 30, 2015

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	0.76%	0.61%	2.19%	3.52%	12/01/94	1.07%	1.07%
Class A - with sales charge	(4.03)%	(0.37)%	1.69%	3.28%	12/01/94	1.07%	1.07%
Class B†, **	(4.26)%	(0.74)%	1.60%	4.77%	05/01/84	1.86%	1.86%
Class C**	(0.99)%	(0.24)%	1.38%	2.16%	08/19/97	1.74%	1.74%
Class Y	1.03%	0.91%	2.39%	2.93%	09/01/98	0.56%	0.56%
Citigroup U.S. Treasury/Agency 1-3 Year Index***	0.87%	0.83%	2.57%	4.10%

The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government securities' performance. Investments cannot be made directly in the Index.
The performance data for Davis Government Bond Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
*Reflects 4.75% front-end sales charge.
†Because Class B shares automatically convert to Class A shares after 7 years, the "10-Year" and "Since Inception" returns for Class B reflect Class A performance for the period after conversion.
**Includes any applicable contingent deferred sales charge. As of May 1, 2013, Class B shares are no longer offered for new purchases.
***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS FINANCIAL FUND

Performance Overview

Davis Financial Fund's Class A shares delivered a total return on net asset value of 3.31% for the six-month period ended June 30, 2015 ("Period"). Over the same Period, the Standard & Poor's 500® Index ("Index") returned 1.23%.

The industry groups within the Index's Financial sector1 holdings that reported positive performance returns were Banking and Insurance; the Diversified Financial industry group within the Index reported negative returns.

The Fund's Absolute Performance

Diversified Financial companies represented a significant percentage of the Fund and were the most important contributor2 to the Fund's absolute performance during the Period at the industry group level. Julius Baer Group3, Moody's, Bank of New York Mellon, and Goldman Sachs were among the most important contributors to Fund performance from the Diversified Financial group. American Express (the Fund's third largest holding, as of June 30, 2015) and Berkshire Hathaway were among the most important detractors from performance for the Period.

Banking companies were the second most important contributor to the Fund's absolute performance. Citizens Financial Group, JPMorgan Chase, and Wells Fargo (the Fund's largest holding, as of June 30, 2015) were among the leading contributors to absolute performance during the Period. ICICI Bank, Standard Chartered, and U.S. Bancorp were among the most important detractors from performance.

Insurance companies were another important contributor to the Fund's absolute performance. Markel (the Fund's second largest holding, as of June 30, 2015) was the most important contributor to Fund performance. Everest Re Group and American International Group were also among the top contributors to performance. ACE, Loews, and Chubb were among the leading detractors from performance over the Period.

The Fund had approximately 11% of its net assets invested in foreign companies at June 30, 2015. As a whole, those companies outperformed the domestic companies held by the Fund.

The Fund's Relative Performance

The largest contributor to the Fund's performance relative to the Index was the Financial sector. The Fund's Financial holdings outperformed the corresponding sector within the Index over the Period.

The Fund's holdings outperformed the Index and every corresponding industry group within the Index except for the Software & Services group. The Fund's Software & Services industry group still delivered positive performance, but slightly underperformed the Index.

Davis Financial Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Fund's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, focused portfolio risk, credit risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
1    The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector.
2    A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS FINANCIAL FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Fund Class A versus the Standard & Poor's 500®
Index over 10 years for an investment made on June 30, 2005

Average Annual Total Return for periods ended June 30, 2015

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	10.22%	14.62%	6.22%	11.96%	05/01/91	0.86%	0.86%
Class A - with sales charge	4.99%	13.51%	5.70%	11.74%	05/01/91	0.86%	0.86%
Class B†, **	5.20%	13.11%	5.46%	10.65%	12/27/94	1.93%	1.93%
Class C**	8.28%	13.58%	5.27%	5.95%	08/12/97	1.75%	1.75%
Class Y	10.37%	14.80%	6.36%	7.81%	03/10/97	0.71%	0.71%
S&P 500® Index***	7.42%	17.34%	7.89%	9.48%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.
The performance data for Davis Financial Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
*Reflects 4.75% front-end sales charge.
†Because Class B shares automatically convert to Class A shares after 7 years, the "10-Year" and "Since Inception" returns for Class B reflect Class A performance for the period after conversion.
**Includes any applicable contingent deferred sales charge. As of May 1, 2013, Class B shares are no longer offered for new purchases.
***Inception return is from 05/01/91.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND

Performance Overview

Davis Appreciation & Income Fund's Class A shares delivered a total return on net asset value of 1.06% for the six-month period ended June 30, 2015 ("Period"). Over the same Period, the Standard & Poor's 500® Index ("Index") returned 1.23%.

The Fund's common and preferred stocks outperformed the Index. The sectors1 within the Index that reported the strongest performance were Health Care, Consumer Discretionary, and Telecommunication Services. The sectors within the Index that reported the weakest performance over the Period were Utilities, Energy, and Industrials.

Factors Impacting the Fund's Performance

The Fund's common and preferred stock holdings ("Equity holdings") were the most important contributor2 to the Fund's absolute performance over the Period, as compared to the Fund's convertible and corporate bond holdings ("Fixed-Income holdings"). At the end of the Period, the Fund was invested in approximately 77.3% Equity holdings and 22.7% in Fixed-Income holdings.

Material Equity holdings were the most important detractor from the Fund's absolute performance over the Period. Allegheny Technologies3 and Freeport-McMoRan were among the leading detractors from the Fund's performance.

Financial Equity holdings were another important detractor from the Fund's absolute performance. American Express, Forest City Enterprises (the common stock was a detractor while the convertible bond was a contributor), and Bank of America were leading detractors. The Fund no longer owns Forest City Enterprises.
The Fund's Material and Financial companies both underperformed the corresponding sectors within the Index over the Period largely as a result of stock selection.
The Fund's Fixed-Income holdings detracted from the Fund's performance compared to the Index. RTI International Metals, Forest City Enterprises, and salesforce.com were convertible bonds that were among the top contributors to absolute performance. Intel (the Fund's second largest holding, as of June 30, 2015) and United States Steel were convertible bonds that were leading detractors from performance over the Period. The Fund no longer owns Forest City Enterprises.

Among the Fund's Equity holdings, Health Care companies were the most important contributor to absolute performance. The Fund's only two Health Care holdings, Universal Health Services (the Fund's third largest holding, as of June 30, 2015) and Valeant Pharmaceuticals, were among the Fund's top contributors to performance.

Industrial companies were another important contributor to the Fund's absolute performance. Waste Connections, Masco, and General Electric were among the Fund's top contributors to performance. United Rentals was among the top detractors from performance.

The Fund's Health Care and Industrial companies both outperformed the corresponding sectors within the Index. The Fund did suffer however by having a higher average weighting in the weak performing sector, Industrials, and a lower average weighting in the strong performing sector, Health Care.

Other important contributors to the Fund's performance included the following Equity holdings: Amazon.com, Nabors Industries, and Kohl's. Other important Equity holdings detracting from performance were: Whole Foods Market, Twenty-First Century Fox, and School Specialty.

The Fund had approximately 10% of its net assets invested in foreign companies at June 30, 2015. As a whole, those companies outperformed the domestic companies held by the Fund.

Davis Appreciation & Income Fund's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Appreciation & Income Fund's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, foreign country risk, depositary receipts risk, convertible securities risk, preferred stock risk, bonds and other debt securities risk, interest rate risk, extension and prepayment risk, credit risk, changes in debt rating risk, variable current income risk, high-yield, high-risk debt securities risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1    The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector.
2    A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Appreciation & Income Fund Class A versus the Standard &
Poor's 500® Index over 10 years for an investment made on June 30, 2005

Average Annual Total Return for periods ended June 30, 2015

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(0.89)%	10.70%	5.80%	8.59%	05/01/92	0.87%	0.87%
Class A - with sales charge	(5.60)%	9.63%	5.28%	8.37%	05/01/92	0.87%	0.87%
Class B†, **	(5.79)%	9.37%	5.15%	8.19%	02/03/95	1.88%	1.88%
Class C**	(2.70)%	9.80%	4.94%	5.00%	08/12/97	1.72%	1.72%
Class Y	(0.71)%	10.90%	6.04%	7.29%	11/13/96	0.68%	0.68%
S&P 500® Index***	7.42%	17.34%	7.89%	9.38%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Appreciation & Income Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
*Reflects 4.75% front-end sales charge.
†Because Class B shares automatically convert to Class A shares after 7 years, the "10-Year" and "Since Inception" returns for Class B reflect Class A performance for the period after conversion.
**Includes any applicable contingent deferred sales charge. As of May 1, 2013, Class B shares are no longer offered for new purchases.
***Inception return is from 05/01/92.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS REAL ESTATE FUND

Performance Overview

Davis Real Estate Fund's Class A shares delivered a negative return of 5.32% on net asset value for the six-month period ended June 30, 2015 ("Period"). Over the same Period, the Wilshire U.S. Real Estate Securities Index ("Index") declined 5.33%. The sub-industries1 within the Index that reported the strongest performance were Specialized REITs, Real Estate Operating Companies, and Residential REITs. The three strongest performing sub-industries were the only sub-industries that produced positive returns for the Period. The weakest performing sub-industries within the Index were Health Care REITs, Industrial REITs, and Hotel & Resort REITs.

The Fund's Absolute Performance

Specialized REITs were the most important contributor2 to the Fund's absolute performance over the Period. Public Storage3 and CyrusOne were top contributors to Fund performance over the Period. The Fund no longer owns Public Storage.

Real Estate Operating Companies were the second most important contributor to the Fund's absolute performance. Forest City Enterprises was the most important contributor to performance for the Period.

Retail REITs were the most important detractor from the Fund's absolute performance. DDR, Kite Realty Group Trust, Acadia Realty Trust, and Cedar Realty Trust were among the leading detractors from Fund performance.

Industrial REITs were the second most important detractor from the Fund's absolute performance. Prologis (the Fund's third largest holding, as of June 30, 2015) and DCT Industrial Trust (the Fund's fourth largest holding, as of June 30, 2015) were among the top detractors from performance.

The Office REITs sub-industry returned negative performance figures and detracted from performance; however, several Office REITs holdings were still among the top contributors to the Fund's absolute performance. Equinix, SL Green Realty, BioMed Realty Trust, and CoreSite Realty were leading contributors to Fund performance. Vornado Realty Trust was among the top detractors from performance. The Fund no longer owns Equinix, SL Green Realty, BioMed Realty Trust or CoreSite Realty.

Ventas, a holding from the Health Care REITs sub-industry, and Alexander & Baldwin, a holding from the Diversified Real Estate Activities sub-industry, were also among the top contributors to Fund performance for the Period.

The Fund's Relative Performance

Health Care REITs were the most important contributor to the Fund's performance relative to the Index. The Fund's Health Care REITs and the Index both returned negative performance figures for the Period; however, the Fund benefited from a much lower average weighting in this weak performing sub-industry.

Real Estate Operating Companies were the second most important contributor to the Fund's relative performance. The Fund's Real Estate Operating Companies underperformed the corresponding sub-industry within the Index, but the Fund benefited from a higher average weighting in this strong sub-industry.

Office REITs were the most important detractor from the Fund's relative performance. The Fund's Office REITs underperformed the corresponding sub-industry within the Index.

Retail REITs were also an important detractor from the Fund's relative performance. The Fund's Retail REITs underperformed the corresponding sub-industry within the Index.

Davis Real Estate Fund's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Fund's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, real estate risk, focused portfolio risk, variable current income risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.

Davis Real Estate Fund is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1    The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
2    A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS REAL ESTATE FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Fund Class A versus the
Standard & Poor's 500® Index and the Wilshire U.S. Real Estate Securities Index
 over 10 years for an investment made on June 30, 2005

Average Annual Total Return for periods ended June 30, 2015

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	4.65%	11.93%	4.77%	9.67%	01/03/94	0.93%	0.93%
Class A - with sales charge	(0.32)%	10.85%	4.26%	9.42%	01/03/94	0.93%	0.93%
Class B†, **	(0.50)%	10.45%	4.06%	9.45%	12/27/94	1.98%	1.98%
Class C**	2.75%	10.99%	3.92%	6.76%	08/13/97	1.81%	1.81%
Class Y	4.86%	12.20%	5.08%	9.01%	11/08/96	0.75%	0.75%
S&P 500® Index***	7.42%	17.34%	7.89%	9.28%
Wilshire U.S. Real Estate Securities Index***	5.59%	14.74%	6.87%	10.53%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data for Davis Real Estate Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
*Reflects 4.75% front-end sales charge.
†Because Class B shares automatically convert to Class A shares after 7 years, the "10-Year" and "Since Inception" returns for Class B reflect Class A performance for the period after conversion.
**Includes any applicable contingent deferred sales charge. As of May 1, 2013, Class B shares are no longer offered for new purchases.
***Inception return is from 01/03/94.

DAVIS SERIES, INC.	Fund Overview
DAVIS OPPORTUNITY FUND	June 30, 2015 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/15 Net Assets)		(% of 06/30/15 Stock Holdings)

			Fund	Russell 3000®
Common Stock (U.S.)	76.05%	Information Technology	28.40%	18.93%
Common Stock (Foreign)	19.09%	Retailing	17.62%	4.72%
Preferred Stock (Foreign)	1.50%	Capital Goods	8.74%	7.60%
Stock Warrants	0.86%	Health Care	7.16%	15.18%
Short-Term Investments	2.64%	Media	6.99%	3.56%
Other Assets & Liabilities	(0.14)%	Energy	6.14%	7.20%
	100.00%	Transportation	5.38%	2.16%
		Banks	4.93%	6.25%
		Diversified Financials	3.98%	4.79%
		Insurance	3.51%	2.95%
		Consumer Services	2.69%	2.25%
		Consumer Durables & Apparel	2.22%	1.68%
		Materials	1.35%	3.51%
		Other	0.89%	19.22%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/15 Net Assets)

Amazon.com, Inc.	Retailing	6.48%
Google Inc.*	Software & Services	5.64%
Liberty Global PLC, Series C	Media	4.12%
Coupons.com Inc.	Software & Services	3.45%
Wesco Aircraft Holdings, Inc.	Transportation	2.90%
Las Vegas Sands Corp.	Consumer Services	2.62%
JP Morgan Chase & Co.	Banks	2.51%
Priceline Group Inc.	Retailing	2.39%
Markel Corp.	Property & Casualty Insurance	2.29%
SouFun Holdings Ltd., Class A, ADR	Software & Services	2.24%

*Google Inc. holding includes Class A and Class C.

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT BOND FUND	June 30, 2015 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/15 Net Assets)		(% of 06/30/15 Fixed Income)

Fixed Income	94.73%	Collateralized Mortgage Obligations	58.66%
Short-Term Investments	5.20%	Fannie Mae Mortgage Pools	25.50%
Other Assets & Liabilities	0.07%	Freddie Mac Mortgage Pools	10.23%
	100.00%	Ginnie Mae Mortgage Pools	5.29%
		Other Agencies	0.32%
			100.00%

Top 10 Fixed Income Holdings
(% of Fund's 06/30/15 Net Assets)

NCUA Guaranteed Notes, 0.7465%, 12/08/20	Collateralized Mortgage Obligations	8.20%
Fannie Mae, 3.00%, 08/25/42	Collateralized Mortgage Obligations	6.42%
Fannie Mae, 3.00%, 02/25/43	Collateralized Mortgage Obligations	6.19%
Fannie Mae, 3.50%, 11/01/24, Pool No. MA2101	Fannie Mae Mortgage Pools	5.77%
Fannie Mae, 3.65%, 01/01/18, Pool No. 467153	Fannie Mae Mortgage Pools	5.73%
Fannie Mae, 2.50%, 11/01/22, Pool No. AQ4765	Fannie Mae Mortgage Pools	5.40%
Ginnie Mae, 3.00%, 05/20/30, Pool No. 784008	Ginnie Mae Mortgage Pools	5.01%
Freddie Mac, 3.00%, 10/01/24, Pool No. J29659	Freddie Mac Mortgage Pools	4.58%
Freddie Mac, 4.00%, 12/15/39	Collateralized Mortgage Obligations	4.25%
Fannie Mae, 3.00%, 10/25/42	Collateralized Mortgage Obligations	3.71%

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2015 (Unaudited)

Portfolio Composition		Maturity Diversification
(% of Fund's 06/30/15 Net Assets)		(% of 06/30/15 Portfolio Holdings)

Repurchase Agreements	50.49%	0-30 Days	83.42%
Federal Farm Credit Bank	21.35%	31-90 Days	2.91%
Federal Home Loan Bank	8.79%	91-180 Days	10.21%
Fannie Mae	8.69%	181-397 Days	3.46%
Freddie Mac	2.13%		100.00%
Other Agencies	0.17%
Other Assets & Liabilities	8.38%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities' variable rates. See the Fund's Schedule of Investments for a listing of the floating rate securities.

DAVIS SERIES, INC.	Fund Overview
DAVIS FINANCIAL FUND	June 30, 2015 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/15 Net Assets)		(% of 06/30/15 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	82.44%	Diversified Financials	43.74%	5.13%
Common Stock (Foreign)	10.70%	Banks	26.93%	6.22%
Short-Term Investments	6.52%	Insurance	26.81%	2.73%
Other Assets & Liabilities	0.34%	Information Technology	2.52%	19.66%
	100.00%	Health Care	–	15.51%
		Energy	–	7.84%
		Capital Goods	–	7.41%
		Food, Beverage & Tobacco	–	5.13%
		Retailing	–	4.78%
		Media	–	3.66%
		Other	–	21.93%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/15 Net Assets)

Wells Fargo & Co.	Banks	8.87%
Markel Corp.	Property & Casualty Insurance	6.92%
American Express Co.	Consumer Finance	6.59%
Bank of New York Mellon Corp.	Capital Markets	6.44%
Visa Inc., Class A	Diversified Financial Services	5.24%
JPMorgan Chase & Co.	Banks	4.56%
Everest Re Group, Ltd.	Reinsurance	4.34%
Citizens Financial Group Inc.	Banks	4.12%
ACE Ltd.	Property & Casualty Insurance	3.87%
Julius Baer Group Ltd.	Capital Markets	3.52%

DAVIS SERIES, INC.	Fund Overview
DAVIS APPRECIATION & INCOME FUND	June 30, 2015 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/15 Net Assets)		(% of 06/30/15 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	63.58%	Capital Goods	13.23%	7.41%
Common Stock (Foreign)	6.13%	Information Technology	12.54%	19.66%
Convertible Bonds (U.S.)	13.90%	Energy	11.97%	7.84%
Convertible Bonds (Foreign)	2.49%	Materials	11.61%	3.17%
Convertible Preferred Stock	7.56%	Banks	9.71%	6.22%
Corporate Bonds (U.S.)	4.87%	Health Care	8.09%	15.51%
Corporate Bonds (Foreign)	1.45%	Retailing	7.91%	4.78%
Other Assets & Liabilities	0.02%	Food, Beverage & Tobacco	5.81%	5.13%
	100.00%	Diversified Financials	3.88%	5.13%
		Utilities	3.68%	2.83%
		Commercial & Professional Services	3.50%	0.63%
		Media	2.81%	3.66%
		Food & Staples Retailing	2.63%	2.38%
		Consumer Services	2.05%	1.80%
		Other	0.58%	13.85%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/15 Net Assets)

Tyson Foods, Inc., 4.75%, Conv. Pfd.	Food, Beverage & Tobacco	5.46%
Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	Semiconductors & Semiconductor Equipment	4.95%
Universal Health Services, Inc., Class B	Health Care Equipment & Services	4.60%
Kohl's Corp.	Retailing	4.60%
United States Steel Corp., Conv. Sr. Notes, 2.75%, 04/01/19	Materials	4.45%
Citigroup Inc.	Banks	3.83%
Bank of America Corp.	Banks	3.71%
Devon Energy Corp.	Energy	3.51%
Waste Connections, Inc.	Commercial & Professional Services	3.50%
Allegheny Technologies, Inc.	Materials	3.43%

DAVIS SERIES, INC.	Fund Overview
DAVIS REAL ESTATE FUND	June 30, 2015 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/15 Net Assets)		(% of 06/30/15 Long-Term Portfolio)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock (U.S.)	96.93%	Retail REITs	25.71%	23.69%
Common Stock (Foreign)	1.00%	Residential REITs	22.84%	19.06%
Convertible Bonds	0.73%	Office REITs	12.47%	18.67%
Preferred Stock	0.08%	Industrial REITs	11.47%	4.53%
Short-Term Investments	0.51%	Specialized REITs	8.36%	9.05%
Other Assets & Liabilities	0.75%	Health Care REITs	5.08%	12.26%
	100.00%	Real Estate Operating Companies	4.82%	0.70%
		Diversified REITs	2.78%	3.49%
		Diversified Real Estate Activities	2.26%	–
		Consumer Services	2.17%	0.28%
		Hotel & Resort REITs	1.02%	8.27%
		Information Technology	1.02%	–
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/15 Net Assets)

Simon Property Group, Inc.	Retail REITs	6.83%
AvalonBay Communities, Inc.	Residential REITs	4.98%
Prologis, Inc.	Industrial REITs	3.57%
DCT Industrial Trust Inc.	Industrial REITs	3.22%
Vornado Realty Trust	Office REITs	2.80%
Boston Properties, Inc.	Office REITs	2.80%
Acadia Realty Trust	Retail REITs	2.72%
CyrusOne Inc.	Specialized REITs	2.54%
Kite Realty Group Trust	Retail REITs	2.52%
Equity Residential	Residential REITs	2.42%

DAVIS SERIES, INC.	Expense Example (Unaudited)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended June 30, 2015.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would have been higher, and your ending account value would have been lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS SERIES, INC.	Expense Example (Unaudited) – (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/15)	(06/30/15)	(01/01/15-06/30/15)
Davis Opportunity Fund
Class A (annualized expense ratio 0.95%**)
Actual	$1,000.00	$1,050.43	$4.83
Hypothetical	$1,000.00	$1,020.08	$4.76
Class B (annualized expense ratio 1.95%**)
Actual	$1,000.00	$1,045.19	$9.89
Hypothetical	$1,000.00	$1,015.12	$9.74
Class C (annualized expense ratio 1.75%**)
Actual	$1,000.00	$1,046.06	$8.88
Hypothetical	$1,000.00	$1,016.12	$8.75
Class Y (annualized expense ratio 0.73%**)
Actual	$1,000.00	$1,051.27	$3.71
Hypothetical	$1,000.00	$1,021.17	$3.66
Davis Government Bond Fund
Class A (annualized expense ratio 1.07%**)
Actual	$1,000.00	$1,005.95	$5.32
Hypothetical	$1,000.00	$1,019.49	$5.36
Class B (annualized expense ratio 1.86%**)
Actual	$1,000.00	$1,000.39	$9.23
Hypothetical	$1,000.00	$1,015.57	$9.30
Class C (annualized expense ratio 1.74%**)
Actual	$1,000.00	$1,002.64	$8.64
Hypothetical	$1,000.00	$1,016.17	$8.70
Class Y (annualized expense ratio 0.56%**)
Actual	$1,000.00	$1,006.69	$2.79
Hypothetical	$1,000.00	$1,022.02	$2.81
Davis Government Money Market Fund
Class A, B, C, and Y (annualized expense ratio 0.02%**)
Actual	$1,000.00	$1,000.55	$0.10
Hypothetical	$1,000.00	$1,024.70	$0.10
Davis Financial Fund
Class A (annualized expense ratio 0.86%**)
Actual	$1,000.00	$1,033.09	$4.34
Hypothetical	$1,000.00	$1,020.53	$4.31
Class B (annualized expense ratio 1.93%**)
Actual	$1,000.00	$1,027.57	$9.70
Hypothetical	$1,000.00	$1,015.22	$9.64
Class C (annualized expense ratio 1.75%**)
Actual	$1,000.00	$1,028.55	$8.80
Hypothetical	$1,000.00	$1,016.12	$8.75
Class Y (annualized expense ratio 0.71%**)
Actual	$1,000.00	$1,033.66	$3.58
Hypothetical	$1,000.00	$1,021.27	$3.56

DAVIS SERIES, INC.	Expense Example (Unaudited) – (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/15)	(06/30/15)	(01/01/15-06/30/15)
Davis Appreciation & Income Fund
Class A (annualized expense ratio 0.87%**)
Actual	$1,000.00	$1,010.62	$4.34
Hypothetical	$1,000.00	$1,020.48	$4.36
Class B (annualized expense ratio 1.88%**)
Actual	$1,000.00	$1,005.65	$9.35
Hypothetical	$1,000.00	$1,015.47	$9.39
Class C (annualized expense ratio 1.72%**)
Actual	$1,000.00	$1,006.47	$8.56
Hypothetical	$1,000.00	$1,016.27	$8.60
Class Y (annualized expense ratio 0.68%**)
Actual	$1,000.00	$1,011.67	$3.39
Hypothetical	$1,000.00	$1,021.42	$3.41
Davis Real Estate Fund
Class A (annualized expense ratio 0.93%**)
Actual	$1,000.00	$946.77	$4.49
Hypothetical	$1,000.00	$1,020.18	$4.66
Class B (annualized expense ratio 1.98%**)
Actual	$1,000.00	$941.78	$9.53
Hypothetical	$1,000.00	$1,014.98	$9.89
Class C (annualized expense ratio 1.81%**)
Actual	$1,000.00	$942.74	$8.72
Hypothetical	$1,000.00	$1,015.82	$9.05
Class Y (annualized expense ratio 0.75%**)
Actual	$1,000.00	$947.73	$3.62
Hypothetical	$1,000.00	$1,021.08	$3.76

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	June 30, 2015 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (95.14%)
CONSUMER DISCRETIONARY – (28.78%)
Consumer Durables & Apparel – (2.17%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	42,680	$3,471,645
Hunter Douglas N.V. (Netherlands)	72,060	3,213,041
NIKE, Inc., Class B	50,520	5,457,170
		12,141,856
Consumer Services – (2.62%)
Las Vegas Sands Corp.	279,185	14,676,755
Media – (6.82%)
Liberty Global PLC, Series C *	456,400	23,107,532
Time Warner Cable Inc.	57,740	10,287,536
Twenty-First Century Fox, Inc., Class B	149,270	4,809,479
		38,204,547
Retailing – (17.17%)
Advance Auto Parts, Inc.	26,620	4,240,300
Amazon.com, Inc. *	83,620	36,298,606
Baoxin Auto Group Ltd. (China)	9,500,000	6,066,528
JD.com Inc., Class A, ADR (China)*	331,100	11,290,510
Jumei International Holding Ltd., Class A, ADR (China)*	51,100	1,167,124
Liberty Interactive Corp., Liberty Ventures, Series A *	132,100	5,187,567
Lowe's Cos, Inc.	83,040	5,561,189
Party City Holdco Inc. *	230,880	4,679,937
Priceline Group Inc. *	11,610	13,367,406
TJX Cos, Inc.	41,040	2,715,617
Vipshop Holdings Ltd., Class A, ADR (China)*	253,500	5,640,375
		96,215,159
	Total Consumer Discretionary	161,238,317
CONSUMER STAPLES – (0.87%)
Food & Staples Retailing – (0.03%)
Brasil Pharma S.A. (Brazil)*	553,100	144,097
Household & Personal Products – (0.84%)
Colgate-Palmolive Co.	71,960	4,706,903
	Total Consumer Staples	4,851,000
ENERGY – (5.99%)
Cabot Oil & Gas Corp.	311,200	9,815,248
Encana Corp. (Canada)	1,026,690	11,314,124
Ultra Petroleum Corp. *	992,560	12,426,851
	Total Energy	33,556,223
FINANCIALS – (11.24%)
Banks – (3.95%)
JPMorgan Chase & Co.	207,200	14,039,872
Standard Chartered PLC (United Kingdom)	130,150	2,083,836
Wells Fargo & Co.	106,620	5,996,309
		22,120,017
Diversified Financials – (3.88%)
Capital Markets – (0.71%)
Charles Schwab Corp.	121,870	3,979,055
Diversified Financial Services – (3.17%)
BM&FBOVESPA S.A. (Brazil)	1,161,400	4,377,990

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2015 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (Continued)
LendingClub Corp. *	222,000	$3,274,500
Visa Inc., Class A	150,320	10,093,988
		17,746,478
		21,725,533
Insurance – (3.41%)
Multi-line Insurance – (1.12%)
Sul America S.A. (Brazil)	1,293,000	6,308,839
Property & Casualty Insurance – (2.29%)
Markel Corp. *	16,035	12,838,904
		19,147,743
	Total Financials	62,993,293
HEALTH CARE – (6.98%)
Health Care Equipment & Services – (6.79%)
Diagnosticos da America S.A. (Brazil)	149,770	488,941
Express Scripts Holding Co. *	127,520	11,341,629
IDEXX Laboratories, Inc. *	187,660	12,036,512
Laboratory Corp. of America Holdings *	35,000	4,242,700
Quest Diagnostics Inc.	62,180	4,509,293
UnitedHealth Group Inc.	44,390	5,415,580
		38,034,655
Pharmaceuticals, Biotechnology & Life Sciences – (0.19%)
Agilent Technologies, Inc.	28,234	1,089,268
	Total Health Care	39,123,923
INDUSTRIALS – (13.77%)
Capital Goods – (8.52%)
Assa Abloy AB, Class B (Sweden)	321,600	6,055,811
KBR, Inc.	105,300	2,051,244
Precision Castparts Corp.	41,060	8,206,662
Rockwell Automation, Inc.	75,660	9,430,262
Textron Inc.	92,260	4,117,564
TransDigm Group, Inc.	26,030	5,848,160
United Technologies Corp.	17,950	1,991,194
Univar Inc. *	161,140	4,194,474
WESCO International, Inc. *	85,000	5,834,400
		47,729,771
Transportation – (5.25%)
CAR Inc. (China)*	2,500,000	5,308,616
Kuehne & Nagel International AG (Switzerland)	59,286	7,869,290
Wesco Aircraft Holdings, Inc. *	1,070,850	16,223,377
		29,401,283
	Total Industrials	77,131,054
INFORMATION TECHNOLOGY – (26.19%)
Semiconductors & Semiconductor Equipment – (3.01%)
Altera Corp.	38,800	1,986,560
Applied Materials, Inc.	116,400	2,237,208
Intel Corp.	70,700	2,150,341

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2015 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Semiconductors & Semiconductor Equipment – (Continued)
Texas Instruments Inc.	202,950	$10,453,954
		16,828,063
Software & Services – (22.47%)
Angie's List Inc. *	1,262,145	7,774,813
ASAC II L.P., Private Placement *(a)	6,900,000	11,304,270
Coupons.com Inc. *	1,791,860	19,334,169
Google Inc., Class A *	29,753	16,067,810
Google Inc., Class C *	29,783	15,502,349
GrubHub, Inc. *	146,220	4,981,715
International Business Machines Corp.	5,344	869,255
Microsoft Corp.	192,870	8,515,211
Oracle Corp.	147,280	5,935,384
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	145,320	9,836,711
salesforce.com, inc. *	49,590	3,452,952
SAP SE, ADR (Germany)	30,391	2,134,360
SouFun Holdings Ltd., Class A, ADR (China)	1,495,410	12,576,398
Youku Tudou Inc., Class A, ADR (China)*	98,660	2,420,130
YY Inc., Class A, ADR (China)*	74,700	5,193,144
		125,898,671
Technology Hardware & Equipment – (0.71%)
Hewlett-Packard Co.	118,184	3,546,702
Keysight Technologies, Inc. *	14,117	440,309
		3,987,011
	Total Information Technology	146,713,745
MATERIALS – (1.32%)
Praxair, Inc.	32,240	3,854,292
Sherwin-Williams Co.	12,790	3,517,506
	Total Materials	7,371,798
TOTAL COMMON STOCK – (Identified cost $463,628,145)		532,979,353
PREFERRED STOCK – (1.50%)
INFORMATION TECHNOLOGY – (1.50%)
Software & Services– (1.50%)
DianPing Holdings Ltd., Series F, Private Placement (China)*(a)	4,371,772	8,424,842
TOTAL PREFERRED STOCK – (Identified cost $11,580,824)		8,424,842
STOCK WARRANTS – (0.86%)
FINANCIALS – (0.86%)
Banks – (0.86%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	214,620	4,826,804
TOTAL STOCK WARRANTS – (Identified cost $1,717,698)		4,826,804

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2015 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (2.64%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/15, dated 06/30/15, repurchase value of $6,302,025 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.4109%-4.00%, 02/20/30-06/01/45, total market value $6,428,040)	$6,302,000	$6,302,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 07/01/15, dated 06/30/15, repurchase value of $5,398,019 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.70%-7.50%, 04/15/28-06/15/45, total market value $5,505,960)	5,398,000	5,398,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.30%, 07/01/15, dated 06/30/15, repurchase value of $3,085,026 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.959%-3.50%, 11/01/29-06/01/45, total market value $3,146,700)	3,085,000	3,085,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $14,785,000)		14,785,000
		Total Investments – (100.14%) – (Identified cost $491,711,667) – (b)	561,015,999
		Liabilities Less Other Assets – (0.14%)	(779,149)
		Net Assets – (100.00%)	$560,236,850

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(b)	Aggregate cost for federal income tax purposes is $495,940,454. At June 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$119,684,901
		Unrealized depreciation	(54,609,356)
		Net unrealized appreciation	$65,075,545

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	June 30, 2015 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (94.42%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (55.56%)
Fannie Mae, 4.00%, 02/25/19	$403,081	$421,016
Fannie Mae, 0.387%, 02/25/37 (a)	6,409	6,390
Fannie Mae, 0.537%, 07/25/37 (a)	244,001	243,526
Fannie Mae, 5.50%, 04/25/42	500,275	562,539
Fannie Mae, 3.00%, 08/25/42	3,935,007	4,025,085
Fannie Mae, 3.00%, 10/25/42	2,242,461	2,323,345
Fannie Mae, 3.00%, 02/25/43	3,729,531	3,878,090
Freddie Mac, 4.50%, 07/15/18	242,602	254,281
Freddie Mac, 3.50%, 07/15/24	151,815	153,529
Freddie Mac, 5.00%, 01/15/25	2,000,000	2,084,650
Freddie Mac, 4.00%, 01/15/26	988,574	1,054,894
Freddie Mac, 3.00%, 10/15/26	2,134,656	2,183,572
Freddie Mac, 4.00%, 01/15/28	446,032	457,877
Freddie Mac, 4.00%, 04/15/29	1,899,318	2,004,557
Freddie Mac, 4.50%, 04/15/32	6,810	6,809
Freddie Mac, 4.00%, 03/15/37	1,013,835	1,070,265
Freddie Mac, 2.50%, 10/15/39	2,059,775	2,061,845
Freddie Mac, 4.00%, 12/15/39	2,487,325	2,663,198
Ginnie Mae, 4.00%, 05/20/33	792,360	802,130
Ginnie Mae, 3.00%, 09/16/34	1,500,000	1,533,540
Ginnie Mae, 3.50%, 07/20/36	494,575	515,828
Ginnie Mae, 5.3664%, 12/16/36 (a)	14,145	14,213
Ginnie Mae, 3.00%, 12/20/37	472,427	486,192
Ginnie Mae, 4.00%, 11/20/38	587,401	618,836
Ginnie Mae, 4.00%, 09/20/39	238,785	252,683
NCUA Guaranteed Notes, 0.7465%, 12/08/20 (b)	5,137,958	5,137,265
Total Collateralized Mortgage Obligations		34,816,155
FANNIE MAE POOLS – (24.16%)
6.00%, 09/01/17, Pool No. 665776	251,122	263,633
3.65%, 01/01/18, Pool No. 467153	3,415,288	3,587,952
4.50%, 03/01/18, Pool No. AJ0354	342,332	349,224
3.00%, 10/01/21, Pool No. MA0865	1,680,062	1,753,413
2.50%, 11/01/22, Pool No. AQ4765	3,288,474	3,380,745
3.00%, 12/01/23, Pool No. MA1691	1,839,717	1,923,489
3.50%, 11/01/24, Pool No. MA2101	3,411,265	3,618,153
6.50%, 07/01/32, Pool No. 635069	34,515	36,901
6.00%, 09/01/37, Pool No. 888796	198,299	225,542
Total Fannie Mae Pools		15,139,052
FREDDIE MAC POOLS – (9.69%)
2.50%, 05/01/23, Pool No. G14738	2,074,113	2,133,749
4.00%, 05/01/24, Pool No. J09596	671,037	711,329
3.00%, 10/01/24, Pool No. J29659	2,737,961	2,868,525
3.50%, 01/01/26, Pool No. G18373	336,154	356,082
Total Freddie Mac Pools		6,069,685

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	June 30, 2015 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
GINNIE MAE POOLS – (5.01%)
3.00%, 05/20/30, Pool No. 784008	$3,000,000	$3,138,184
	Total Ginnie Mae Pools	3,138,184
	TOTAL MORTGAGES – (Identified cost $58,706,828)	59,163,076
OTHER AGENCIES – (0.31%)
Housing Urban Development, 6.00%, 08/01/20	190,000	193,289
	TOTAL OTHER AGENCIES – (Identified cost $190,000)	193,289
SHORT-TERM INVESTMENTS – (5.20%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/15, dated 06/30/15, repurchase value of $1,388,005 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.4109%-4.00%, 02/20/30-06/01/45, total market value $1,415,760)	1,388,000	1,388,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 07/01/15, dated 06/30/15, repurchase value of $1,189,004 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.00%, 11/15/17-05/20/65, total market value $1,212,780)	1,189,000	1,189,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.30%, 07/01/15, dated 06/30/15, repurchase value of $679,006 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.312%-3.50%, 10/01/29-06/01/45, total market value $692,580)	679,000	679,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,256,000)	3,256,000
Total Investments – (99.93%) – (Identified cost $62,152,828) – (c)		62,612,365
Other Assets Less Liabilities – (0.07%)		44,788
	Net Assets – (100.00%)	$62,657,153

(a)
The interest rates on floating rate securities, shown as of June 30, 2015, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	The interest rates on adjustable rate securities, shown as of June 30, 2015, may change daily or less frequently and are based on indices of market interest rates.

(c)	Aggregate cost for federal income tax purposes is $62,152,828. At June 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation		$565,252
Unrealized depreciation		(105,715)
	Net unrealized appreciation	$459,537

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2015 (Unaudited)

	Principal	Value (Note 1)
FANNIE MAE – (8.69%)
0.50%, 09/28/15	$5,000,000	$5,004,242
1.875%, 10/15/15	250,000	251,239
0.1768%, 10/21/15 (a)	4,000,000	4,000,435
2.125%, 10/21/15	270,000	271,622
1.625%, 10/26/15	1,084,000	1,089,073
0.375%, 12/21/15	4,487,000	4,490,507
5.00%, 03/15/16	1,145,000	1,182,691
TOTAL FANNIE MAE – (Identified cost $16,289,809)		16,289,809
FEDERAL FARM CREDIT BANK – (21.35%)
0.2168%, 07/20/15 (a)	4,450,000	4,450,168
0.183%, 08/03/15 (a)	4,000,000	4,000,096
0.34%, 08/03/15 (a)	4,000,000	4,000,697
0.1855%, 09/14/15 (a)	500,000	500,032
0.175%, 09/18/15 (a)	4,000,000	4,000,692
0.2118%, 09/22/15 (a)	2,400,000	2,400,394
0.2165%, 10/26/15 (a)	5,500,000	5,501,699
1.50%, 11/16/15	1,625,000	1,633,172
0.1875%, 11/19/15 (a)	4,100,000	4,100,644
4.875%, 12/16/15	255,000	260,465
2.35%, 12/22/15	1,000,000	1,010,201
0.237%, 02/24/16 (a)	3,000,000	3,001,685
0.2568%, 04/20/16 (a)	5,150,000	5,155,014
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $40,014,959)		40,014,959
FEDERAL HOME LOAN BANK – (8.79%)
Discount Note, 0.13%, 10/28/15 (b)	5,000,000	4,997,851
0.125%, 07/17/15	2,500,000	2,499,940
0.15%, 08/10/15 (a)	4,000,000	4,000,047
2.375%, 12/11/15	220,000	222,126
0.375%, 12/30/15	4,750,000	4,753,369
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $16,473,333)		16,473,333
FREDDIE MAC – (2.13%)
0.1648%, 10/16/15 (a)	1,000,000	1,000,060
0.45%, 11/24/15	2,990,000	2,992,869
TOTAL FREDDIE MAC – (Identified cost $3,992,929)		3,992,929
OTHER AGENCIES – (0.17%)
Private Export Funding Corp., 4.95%, 11/15/15	300,000	304,914
TOTAL OTHER AGENCIES – (Identified cost $304,914)		304,914

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	June 30, 2015 (Unaudited)

		Principal	Value (Note 1)
REPURCHASE AGREEMENTS – (50.49%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/15, dated 06/30/15, repurchase value of $40,337,157 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.4109%-4.00%, 02/20/30-06/01/45, total market value $41,143,740)	$40,337,000	$40,337,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 07/01/15, dated 06/30/15, repurchase value of $34,551,125 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.00%, 03/15/21-06/20/45, total market value $35,242,020)	34,551,000	34,551,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.30%, 07/01/15, dated 06/30/15, repurchase value of $19,743,165 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.848%-5.00%, 01/01/24-10/01/44, total market value $20,137,860)	19,743,000	19,743,000
	TOTAL REPURCHASE AGREEMENTS – (Identified cost $94,631,000)		94,631,000
	Total Investments – (91.62%) – (Identified cost $171,706,944) – (c)		171,706,944
	Other Assets Less Liabilities – (8.38%)		15,700,591
		Net Assets – (100.00%)	$187,407,535

(a)
The interest rates on floating rate securities, shown as of June 30, 2015, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

(c)	Aggregate cost for federal income tax purposes is $171,706,944.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	June 30, 2015 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (93.14%)
FINANCIALS – (90.79%)
Banks – (25.08%)
Citizens Financial Group Inc.	1,174,640	$32,079,418
ICICI Bank Ltd., ADR (India)	608,485	6,340,414
JPMorgan Chase & Co.	523,980	35,504,885
SKBHC Holdings LLC *(a)	1,916	13,207,656
Standard Chartered PLC (United Kingdom)	1,140,800	18,265,390
U.S. Bancorp	476,671	20,687,521
Wells Fargo & Co.	1,227,309	69,023,858
		195,109,142
Diversified Financials – (40.73%)
Capital Markets – (19.32%)
Bank of New York Mellon Corp.	1,193,374	50,085,907
Brookfield Asset Management Inc., Class A (Canada)	620,995	21,691,355
Charles Schwab Corp.	755,198	24,657,215
Goldman Sachs Group, Inc.	126,992	26,514,659
Julius Baer Group Ltd. (Switzerland)	487,612	27,354,671
		150,303,807
Consumer Finance – (8.48%)
American Express Co.	659,712	51,272,817
Capital One Financial Corp.	167,500	14,734,975
		66,007,792
Diversified Financial Services – (12.93%)
Berkshire Hathaway Inc., Class A *	74	15,158,900
Cielo S.A. (Brazil)	680,553	9,591,790
McGraw Hill Financial Inc.	164,200	16,493,890
Moody's Corp.	172,100	18,579,916
Visa Inc., Class A	606,948	40,756,558
		100,581,054
		316,892,653
Insurance – (24.98%)
Insurance Brokers – (3.44%)
Marsh & McLennan Cos, Inc.	471,330	26,724,411
Multi-line Insurance – (4.68%)
American International Group, Inc.	389,020	24,049,216
Loews Corp.	321,945	12,398,102
		36,447,318
Property & Casualty Insurance – (12.52%)
ACE Ltd.	296,440	30,142,019
Chubb Corp.	141,100	13,424,254
Markel Corp. *	67,186	53,794,487
		97,360,760
Reinsurance – (4.34%)
Everest Re Group, Ltd.	185,502	33,763,219
		194,295,708
	Total Financials	706,297,503

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	June 30, 2015 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (2.35%)
Software & Services – (2.35%)
	Google Inc., Class A *	17,200	$9,288,688
	Google Inc., Class C *	17,247	8,977,236
		Total Information Technology	18,265,924
	TOTAL COMMON STOCK – (Identified cost $403,413,172)		724,563,427
SHORT-TERM INVESTMENTS – (6.52%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/15, dated 06/30/15, repurchase value of $21,614,084 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.4109%-4.00%, 02/20/30-06/01/45, total market value $22,046,280)	$21,614,000	21,614,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 07/01/15, dated 06/30/15, repurchase value of $18,514,067 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.00%, 01/15/23-06/20/45, total market value $18,884,280)	18,514,000	18,514,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.30%, 07/01/15, dated 06/30/15, repurchase value of $10,579,088 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.73%-5.022%, 12/01/18-06/01/45, total market value $10,790,580)	10,579,000	10,579,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $50,707,000)		50,707,000
	Total Investments – (99.66%) – (Identified cost $454,120,172) – (b)		775,270,427
	Other Assets Less Liabilities – (0.34%)		2,666,813
		Net Assets – (100.00%)	$777,937,240

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(b)	Aggregate cost for federal income tax purposes is $454,052,404. At June 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$321,853,543
	Unrealized depreciation		(635,520)
		Net unrealized appreciation	$321,218,023

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	June 30, 2015 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (69.71%)
CONSUMER DISCRETIONARY – (12.48%)
Consumer Services – (2.05%)
School Specialty, Inc. *(a)	69,205	$7,065,830
Media – (2.81%)
Twenty-First Century Fox, Inc., Class A	298,656	9,719,760
Retailing – (7.62%)
Amazon.com, Inc. *	24,001	10,418,594
Kohl's Corp.	254,200	15,915,462
		26,334,056
	Total Consumer Discretionary	43,119,646
CONSUMER STAPLES – (2.98%)
Food & Staples Retailing – (2.63%)
Whole Foods Market, Inc.	230,484	9,090,289
Food, Beverage & Tobacco – (0.35%)
Tyson Foods, Inc., Class A	28,320	1,207,282
	Total Consumer Staples	10,297,571
ENERGY – (9.65%)
Devon Energy Corp.	204,020	12,137,150
Encana Corp. (Canada)	330,000	3,636,600
Nabors Industries Ltd.	764,492	11,031,619
Transocean Ltd. (Switzerland)	406,131	6,546,832
	Total Energy	33,352,201
FINANCIALS – (11.02%)
Banks – (7.70%)
Banks – (7.54%)
Bank of America Corp.	752,866	12,813,779
Citigroup Inc.	239,852	13,249,425
		26,063,204
Thrifts & Mortgage Finance – (0.16%)
ADFITECH, Inc. *	266,000	541,310
		26,604,514
Diversified Financials – (3.32%)
Consumer Finance – (3.32%)
American Express Co.	147,640	11,474,581
	Total Financials	38,079,095
HEALTH CARE – (7.78%)
Health Care Equipment & Services – (4.60%)
Universal Health Services, Inc., Class B	112,060	15,923,726
Pharmaceuticals, Biotechnology & Life Sciences – (3.18%)
Valeant Pharmaceuticals International, Inc. (Canada)*	49,446	10,984,429
	Total Health Care	26,908,155
INDUSTRIALS – (16.46%)
Capital Goods – (12.96%)
General Electric Co.	415,200	11,031,864
Masco Corp.	433,880	11,571,580
Quanta Services, Inc. *	399,490	11,513,302
United Rentals, Inc. *	122,088	10,697,350
		44,814,096

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2015 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (3.50%)
Waste Connections, Inc.	256,670	$12,094,290
	Total Industrials	56,908,386
INFORMATION TECHNOLOGY – (2.36%)
Semiconductors & Semiconductor Equipment – (2.36%)
Fairchild Semiconductor International, Inc. *	468,897	8,149,430
	Total Information Technology	8,149,430
MATERIALS – (5.40%)
Allegheny Technologies, Inc.	392,168	11,843,473
Freeport-McMoRan Inc.	366,232	6,819,240
	Total Materials	18,662,713
UTILITIES – (1.58%)
AES Corp.	411,466	5,456,039
	Total Utilities	5,456,039
TOTAL COMMON STOCK – (Identified cost $219,408,154)		240,933,236
CONVERTIBLE PREFERRED STOCK – (7.56%)
CONSUMER STAPLES – (5.46%)
Food, Beverage & Tobacco – (5.46%)
Tyson Foods, Inc., 4.75%, Conv. Pfd.	366,400	18,873,264
	Total Consumer Staples	18,873,264
UTILITIES – (2.10%)
AES Trust III, 6.75%, Conv. Pfd.	141,417	7,243,209
	Total Utilities	7,243,209
TOTAL CONVERTIBLE PREFERRED STOCK – (Identified cost $25,388,135)		26,116,473
CONVERTIBLE BONDS – (16.39%)
INFORMATION TECHNOLOGY – (10.18%)
Semiconductors & Semiconductor Equipment – (4.95%)
Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	$11,235,000	17,112,365
Software & Services – (5.23%)
Qihoo 360 Technology Co. Ltd., Conv. Sr. Notes, 2.50%, 09/15/18 (China)	8,775,000	8,610,469
salesforce.com, inc., Conv. Sr. Notes, 0.25%, 04/01/18	7,775,000	9,470,922
		18,081,391
	Total Information Technology	35,193,756
MATERIALS – (6.21%)
RTI International Metals, Inc., Conv. Sr. Notes, 1.625%, 10/15/19	5,600,000	6,100,500
United States Steel Corp., Conv. Sr. Notes, 2.75%, 04/01/19	13,880,000	15,363,425
	Total Materials	21,463,925
TOTAL CONVERTIBLE BONDS – (Identified cost $50,641,120)		56,657,681

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2015 (Unaudited)

Principal	Value (Note 1)
CORPORATE BONDS – (6.32%)
CONSUMER DISCRETIONARY – (0.29%)
Retailing – (0.29%)
Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	$882,000	$979,372
Total Consumer Discretionary	979,372
ENERGY – (2.32%)
Nabors Industries Ltd., Sr. Notes, 5.00%, 09/15/20	3,900,000	4,064,955
Transocean Inc., Sr. Notes, 6.00%, 03/15/18 (Switzerland)	3,900,000	3,958,500
Total Energy	8,023,455
FINANCIALS – (3.15%)
Banks – (2.01%)
Bank of America Corp., Series Z, Jr. Sub. Deb., 6.50% (b)(c)	2,925,000	3,031,031
Citigroup Inc., Series N, Jr. Sub. Deb., 5.80% (b)(c)	1,950,000	1,957,312
Citigroup Inc., Series O, Jr. Sub. Deb., 5.875% (b)(c)	1,950,000	1,956,728
6,945,071
Diversified Financials – (0.56%)
Consumer Finance – (0.56%)
American Express Co., Jr. Sub. Deb., 5.20% (b)(c)	1,950,000	1,938,008
Real Estate – (0.58%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (d)	13,300,000	2,011,625
Total Financials	10,894,704
Health Care – (0.30%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.30%)
Valeant Pharmaceuticals International, Inc., 144A Sr. Notes, 6.75%, 08/15/21 (Canada)(e)	1,000,000	1,045,000
Total Health Care	1,045,000
INDUSTRIALS – (0.26%)
Capital Goods – (0.26%)
Masco Corp., Sr. Notes, 6.125%, 10/03/16	859,500	908,921
Total Industrials	908,921
TOTAL CORPORATE BONDS – (Identified cost $29,529,313)	21,851,452
Total Investments – (99.98%) – (Identified cost $324,966,722) – (f)	345,558,842
Other Assets Less Liabilities – (0.02%)	55,695
Net Assets – (100.00%)	$345,614,537

*	Non-Income producing security.

(a)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended June 30, 2015. The aggregate fair value of the securities of affiliated companies held by the Fund as of June 30, 2015, amounted to $7,065,830. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2014	Gross Additions	Gross Reductions	Shares June 30, 2015	Dividend Income
School Specialty, Inc.	69,205	–	–	69,205	$–

(b)	Security is perpetual in nature with no stated maturity date.

(c)	The interest rates on variable rate securities represent the current rate as of June 30, 2015.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2015 (Unaudited)

(d)	This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. See Note 1 of the Notes to Financial Statements.

(e)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $1,045,000 or 0.30% of the Fund's net assets as of June 30, 2015.

(f)	Aggregate cost for federal income tax purposes is $324,966,722. At June 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$66,118,764
	Unrealized depreciation	(45,526,644)
	Net unrealized appreciation	$20,592,120

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	June 30, 2015 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.93%)
CONSUMER DISCRETIONARY – (2.15%)
Consumer Services – (2.15%)
Extended Stay America, Inc.	128,489	$2,411,739
Hyatt Hotels Corp., Class A *	50,410	2,857,743
Total Consumer Discretionary		5,269,482
FINANCIALS – (94.78%)
Real Estate – (94.78%)
Real Estate Investment Trusts (REITs) – (88.52%)
Diversified REITs – (2.75%)
Cousins Properties, Inc.	238,720	2,477,914
Liberty Property Trust	132,480	4,268,505
		6,746,419
Health Care REITs – (5.01%)
Health Care REIT, Inc.	73,200	4,804,116
National Health Investors, Inc.	43,550	2,713,165
Ventas, Inc.	77,200	4,793,348
		12,310,629
Hotel & Resort REITs – (1.01%)
DiamondRock Hospitality Co.	193,110	2,473,739
Industrial REITs – (11.33%)
DCT Industrial Trust Inc.	251,287	7,900,463
EastGroup Properties, Inc.	34,950	1,965,238
First Industrial Realty Trust, Inc.	222,290	4,163,492
Prologis, Inc.	236,620	8,778,602
Terreno Realty Corp.	254,370	5,011,089
		27,818,884
Office REITs – (12.31%)
Alexandria Real Estate Equities, Inc.	66,113	5,782,243
Boston Properties, Inc.	56,870	6,883,545
Brandywine Realty Trust	200,320	2,660,250
Corporate Office Properties Trust	201,138	4,734,788
Highwoods Properties, Inc.	82,510	3,296,274
Vornado Realty Trust	72,544	6,886,602
		30,243,702
Residential REITs – (22.47%)
American Campus Communities, Inc.	134,340	5,063,275
American Homes 4 Rent, Class A	179,430	2,878,057
American Residential Properties, Inc.	315,400	5,834,900
Apartment Investment & Management Co., Class A	75,970	2,805,572
AvalonBay Communities, Inc.	76,520	12,233,252
Camden Property Trust	40,000	2,971,200
Education Realty Trust, Inc.	121,536	3,811,369
Equity Residential	84,570	5,934,277
Essex Property Trust, Inc.	24,310	5,165,875
Post Properties, Inc.	99,530	5,411,446
UDR, Inc.	95,550	3,060,467
		55,169,690

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	June 30, 2015 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (25.38%)
Acadia Realty Trust	229,400	$6,677,834
Brixmor Property Group, Inc.	146,640	3,391,783
Cedar Realty Trust Inc.	596,760	3,819,264
DDR Corp.	247,790	3,830,833
Federal Realty Investment Trust	44,550	5,706,410
General Growth Properties, Inc.	219,460	5,631,344
Kite Realty Group Trust	252,442	6,177,256
Macerich Co.	52,240	3,897,104
Ramco-Gershenson Properties Trust	201,760	3,292,723
Retail Opportunity Investments Corp.	200,620	3,133,684
Simon Property Group, Inc.	96,990	16,781,210
		62,339,445
Specialized REITs – (8.26%)
American Tower Corp.	56,500	5,270,885
CatchMark Timber Trust Inc., Class A	381,530	4,414,302
Crown Castle International Corp.	42,220	3,390,266
CyrusOne Inc.	211,460	6,227,497
QTS Realty Trust Inc., Class A	26,750	975,038
		20,277,988
		217,380,496
Real Estate Management & Development – (6.26%)
Diversified Real Estate Activities – (2.23%)
Alexander & Baldwin Inc.	138,950	5,474,630
Real Estate Operating Companies – (4.03%)
Brookdale Senior Living Inc. *	152,930	5,306,671
Forest City Enterprises, Inc., Class A *	207,960	4,595,916
		9,902,587
		15,377,217
	Total Financials	232,757,713
INFORMATION TECHNOLOGY – (1.00%)
Software & Services – (1.00%)
InterXion Holding N.V. (Netherlands)*	89,000	2,460,850
	Total Information Technology	2,460,850
TOTAL COMMON STOCK – (Identified cost $248,300,998)		240,488,045
PREFERRED STOCK – (0.08%)
FINANCIALS – (0.08%)
Real Estate – (0.08%)
Real Estate Investment Trusts (REITs) – (0.08%)
Residential REITs – (0.08%)
Campus Crest Communities Inc., 8.00%, Series A, Cum. Pfd.	8,020	198,495
TOTAL PREFERRED STOCK – (Identified cost $173,022)		198,495

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	June 30, 2015 (Unaudited)

		Principal	Value (Note 1)
CONVERTIBLE BONDS – (0.73%)
FINANCIALS – (0.73%)
Real Estate – (0.73%)
	Real Estate Management & Development – (0.73%)
	Real Estate Operating Companies – (0.73%)
	Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	$1,040,000	$1,792,700
	TOTAL CONVERTIBLE BONDS – (Identified cost $1,040,000)		1,792,700
SHORT-TERM INVESTMENTS – (0.51%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/15, dated 06/30/15, repurchase value of $532,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.4109%-4.00%, 02/20/30-06/01/45, total market value $542,640)	532,000	532,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 07/01/15, dated 06/30/15, repurchase value of $455,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-8.00%, 08/20/25-05/15/45, total market value $464,100)	455,000	455,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.30%, 07/01/15, dated 06/30/15, repurchase value of $260,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.959%-3.877%, 12/01/18-06/01/45, total market value $265,200)	260,000	260,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,247,000)		1,247,000
	Total Investments – (99.25%) – (Identified cost $250,761,020) – (a)		243,726,240
	Other Assets Less Liabilities – (0.75%)		1,848,223
		Net Assets – (100.00%)	$245,574,463

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $250,885,883. At June 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$6,471,033
	Unrealized depreciation		(13,630,676)
		Net unrealized depreciation	$(7,159,643)

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Assets and Liabilities
At June 30, 2015 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments):
Unaffiliated companies	$561,015,999	$62,612,365	$171,706,944	$775,270,427	$338,493,012	$243,726,240
Affiliated companies	–	–	–	–	7,065,830	–
Cash	56,503	3,164	1,647	65,092	–	1,119
Receivables:
Capital stock sold	696,717	78,665	16,136,643	3,367,118	192,401	82,962
Dividends and interest	323,134	151,496	43,673	688,180	766,842	943,389
Investment securities sold	–	–	–	–	870,148	7,258,798
Prepaid expenses	3,259	451	2,061	4,002	1,808	2,261
Due from Adviser	–	–	59,500	–	–	–
Total assets	562,095,612	62,846,141	187,950,468	779,394,819	347,390,041	252,014,769
LIABILITIES:
Cash overdraft	–	–	–	–	99,626	–
Payables:
Capital stock redeemed	1,198,340	98,879	422,365	683,887	603,166	163,841
Distributions payable	–	15,033	–	–	–	–
Investment securities purchased	–	–	–	–	713,508	5,987,472
Accrued distribution and service plan fees	204,400	20,244	–	224,827	118,016	89,410
Accrued investment advisory fees	287,951	17,215	83,343	385,221	175,031	127,150
Accrued transfer agent fees	114,976	31,971	30,451	142,088	54,830	61,046
Other accrued expenses	53,095	5,646	6,774	21,556	11,327	11,387
Total liabilities	1,858,762	188,988	542,933	1,457,579	1,775,504	6,440,306
NET ASSETS	$560,236,850	$62,657,153	$187,407,535	$777,937,240	$345,614,537	$245,574,463
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$171,159	$115,225	$1,874,075	$193,350	$95,062	$72,551
Additional paid-in capital	424,046,380	67,432,417	185,533,460	438,675,904	349,855,390	259,367,163
Undistributed net investment income (loss)	(1,029,025)	(372)	–	3,035,907	775,856	4,014,600
Accumulated net realized gains (losses) from investments and foreign currency transactions	67,750,735	(5,349,654)	–	14,881,824	(25,703,891)	(10,843,398)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	69,297,601	459,537	–	321,150,255	20,592,120	(7,036,453)
Net Assets	$560,236,850	$62,657,153	$187,407,535	$777,937,240	$345,614,537	$245,574,463

*Including:
Cost of unaffiliated companies	$491,711,667	$62,152,828	$171,706,944	$454,120,172	$310,228,538	$250,761,020
Cost of affiliated companies	–	–	–	–	14,738,184	–
Cost and market value of repurchase agreements (if greater than 10% of net assets)	–	–	94,631,000	–	–	–

DAVIS SERIES, INC.	Statements of Assets and Liabilities – (Continued)
At June 30, 2015 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund		Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
CLASS A SHARES:
Net assets	$299,256,272	$36,625,854		$172,121,198	$579,560,394	$210,833,434	$182,417,139
Shares outstanding	8,978,878	6,748,101		172,121,198	14,171,690	5,805,723	5,398,382
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$33.33	$5.43		$1.00	$40.90	$36.31	$33.79
Maximum offering price per share (100/95.25 of net asset value)†	$34.99	$5.70	$	NA	$42.94	$38.12	$35.48
CLASS B SHARES:
Net assets	$3,330,032	$1,764,254		$5,807,907	$3,214,318	$3,226,010	$1,942,853
Shares outstanding	122,012	326,500		5,807,907	96,910	90,186	58,407
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$27.29	$5.40		$1.00	$33.17	$35.77	$33.26
CLASS C SHARES:
Net assets	$99,978,237	$9,096,328		$5,904,203	$83,157,197	$63,202,173	$23,938,266
Shares outstanding	3,438,790	1,675,041		5,904,203	2,404,340	1,737,595	709,917
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$29.07	$5.43		$1.00	$34.59	$36.37	$33.72
CLASS Y SHARES:
Net assets	$157,672,309	$15,170,717		$3,574,227	$112,005,331	$68,352,920	$37,276,205
Shares outstanding	4,576,261	2,772,861		3,574,227	2,662,088	1,872,729	1,088,358
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$34.45	$5.47		$1.00	$42.07	$36.50	$34.25

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Operations
For the six months ended June 30, 2015 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
INVESTMENT INCOME:
Income:
Dividends*	$3,054,790	$–	$–	$5,765,755	$2,287,704	$3,661,860
Interest	6,027	701,574	112,839	11,773	921,478	32,695
Net securities lending fees	11,649	–	–	5,519	–	–
Total income	3,072,466	701,574	112,839	5,783,047	3,209,182	3,694,555
Expenses:
Investment advisory fees (Note 3)	1,565,672	110,582	433,108	2,008,537	943,023	733,692
Custodian fees	87,923	20,242	18,490	64,999	32,724	30,508
Transfer agent fees:
Class A	161,314	64,195	64,463	258,868	94,600	106,139
Class B	6,312	3,542	2,494	6,624	4,979	3,902
Class C	61,840	10,707	2,317	53,872	30,711	22,076
Class Y	80,379	4,502	1,287	47,038	16,425	20,366
Audit fees	11,700	9,660	11,700	18,120	12,300	16,020
Legal fees	5,890	777	1,743	7,433	3,544	2,727
Accounting fees (Note 3)	5,502	1,002	2,496	7,002	3,498	2,502
Reports to shareholders	35,000	6,000	6,750	32,500	16,000	15,500
Directors' fees and expenses	31,914	7,077	10,790	39,533	20,730	16,575
Registration and filing fees	38,800	28,500	31,501	38,000	26,750	31,750
Excise tax expense (Note 1)	–	–	4,077	–	–	–
Miscellaneous	14,449	7,858	9,228	15,886	10,622	9,386
Payments under distribution plan (Note 3):
Class A	318,119	38,862	–	419,797	167,228	178,912
Class B	19,204	9,988	–	20,569	19,170	11,415
Class C	512,566	47,901	–	393,798	323,359	135,815
Total expenses	2,956,584	371,395	600,444	3,432,576	1,725,663	1,337,285
Reimbursement/waiver of expenses by Adviser (Note 3)	–	–	(582,344)	–	–	–
Net expenses	2,956,584	371,395	18,100	3,432,576	1,725,663	1,337,285
Net investment income	115,882	330,179	94,739	2,350,471	1,483,519	2,357,270
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	42,372,784	(306)	–	13,013,342	10,329,956	19,715,889
Foreign currency transactions	1,845	–	–	(27,570)	–	–
Net realized gain (loss)	42,374,629	(306)	–	12,985,772	10,329,956	19,715,889
Net change in unrealized appreciation (depreciation)	(14,686,934)	139,565	–	7,299,120	(8,355,711)	(36,078,991)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	27,687,695	139,259	–	20,284,892	1,974,245	(16,363,102)
Net increase (decrease) in net assets resulting from operations	$27,803,577	$469,438	$94,739	$22,635,363	$3,457,764	$(14,005,832)

*Net of foreign taxes withheld as follows	$146,227	$–	$–	$25,893	$3,150	$–

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the six months ended June 30, 2015 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
OPERATIONS:
Net investment income	$115,882	$330,179	$94,739	$2,350,471	$1,483,519	$2,357,270
Net realized gain (loss) from investments and foreign currency transactions	42,374,629	(306)	–	12,985,772	10,329,956	19,715,889
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(14,686,934)	139,565	–	7,299,120	(8,355,711)	(36,078,991)
Net increase (decrease) in net assets resulting from operations	27,803,577	469,438	94,739	22,635,363	3,457,764	(14,005,832)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	–	(157,319)	(86,490)	–	(540,941)	(575,742)
Class B	–	(846)	(3,365)	–	(84)	(257)
Class C	–	(7,827)	(3,110)	–	(24,898)	(17,380)
Class Y	–	(164,559)	(1,774)	–	(171,221)	(133,042)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(21,290,415)	(6,672,526)	(45,476,406)	1,559,585	(8,555,896)	(4,850,110)
Class B	(1,005,299)	(445,873)	(922,732)	(1,678,084)	(1,088,652)	(335,166)
Class C	(8,372,099)	(1,030,976)	(689,068)	1,858,552	(3,420,777)	(2,466,624)
Class Y	(19,837,846)	(11,810,067)	159,222	19,273,056	29,184,335	6,136,228
Total increase (decrease) in net assets	(22,702,082)	(19,820,555)	(46,928,984)	43,648,472	18,839,630	(16,247,925)
NET ASSETS:
Beginning of period	582,938,932	82,477,708	234,336,519	734,288,768	326,774,907	261,822,388
End of period*	$560,236,850	$62,657,153	$187,407,535	$777,937,240	$345,614,537	$245,574,463
*Including undistributed net investment income (loss) of	$(1,029,025)	$(372)	$–	$3,035,907	$775,856	$4,014,600

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2014

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
OPERATIONS:
Net investment income (loss)	$(461,203)	$586,497	$103,512	$4,244,716	$2,763,524	$2,691,294
Net realized gain from investments and foreign currency transactions	106,092,846	160,468	–	80,831,187	18,570,303	21,380,437
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(67,197,503)	414,485	–	(1,998,969)	(6,175,169)	33,605,304
Net increase in net assets resulting from operations	38,434,140	1,161,450	103,512	83,076,934	15,158,658	57,677,035
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(181,288)	(602,744)	(96,905)	(3,599,717)	(2,287,922)	(2,497,738)
Class B	–	(4,123)	(2,808)	–	(9,238)	(6,634)
Class C	–	(36,228)	(2,530)	–	(176,735)	(122,971)
Class Y	(522,854)	(394,866)	(1,269)	(701,113)	(284,053)	(401,123)
Realized gains from investment transactions:
Class A	(33,109,548)	–	–	(56,557,839)	–	–
Class B	(561,674)	–	–	(596,988)	–	–
Class C	(12,529,592)	–	–	(9,050,254)	–	–
Class Y	(17,805,030)	–	–	(8,694,979)	–	–
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	5,238,847	(15,120,334)	(96,869,674)	17,922,263	(2,859,995)	(17,071,655)
Class B	(2,920,207)	(1,208,661)	(1,840,883)	(914,066)	(3,966,113)	(1,261,053)
Class C	9,773,187	(3,880,683)	(1,233,675)	9,696,670	(1,067,481)	(2,305,416)
Class Y	74,322,891	1,492,997	(124,558)	30,137,032	17,260,842	8,540,625
Total increase (decrease) in net assets	60,138,872	(18,593,192)	(100,068,790)	60,717,943	21,767,963	42,551,070
NET ASSETS:
Beginning of year	522,800,060	101,070,900	334,405,309	673,570,825	305,006,944	219,271,318
End of year*	$582,938,932	$82,477,708	$234,336,519	$734,288,768	$326,774,907	$261,822,388

*Including undistributed (overdistributed) net investment income of	$(1,144,907)	$–	$–	$685,436	$29,481	$2,383,751

See Notes to Financial Statements

DAVIS SERIES, INC.	Notes to Financial Statements
June 30, 2015 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Series, Inc. (a Maryland corporation) ("Company"), is registered under the Investment Company Act of 1940 ("40 Act") as amended, as an open-end management investment company. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, and Davis Appreciation & Income Fund are diversified under the 40 Act. Davis Real Estate Fund is non-diversified under the 40 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively "Funds"):

Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

It invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund's portfolio maintains a dollar-weighted average maturity of sixty days or less.

Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.

Davis Appreciation & Income Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of convertible securities, common and preferred stock, and fixed income securities. It may invest in lower rated bonds commonly known as "junk bonds". The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of June 30, 2015, the value of defaulted securities amounted to $2,011,625 (cost: $9,921,191) or 0.58% of the Fund's net assets.

Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved.

The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares, and previously offered Class B shares for new purchases through April 30, 2013. Investors may continue to exchange Class B shares of the Funds with other Davis Funds. Class B shares automatically convert to Class A shares after 7 years. Class A shares are sold with a front-end sales charge, except for shares of Davis Government Money Market Fund, which are sold at net asset value. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All expenses for Davis Government Money Market Fund are allocated evenly across all classes of shares based upon the relative portion of net assets represented by each class. All classes have identical rights with respect to voting (exclusive of each class' distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2015 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.  Fair valuation methods used by the Funds for restricted securities include pricing securities by adjusting the value daily based on changes in the closing price of an underlying stock to be received in a proposed merger or by incorporating valuation multiples that integrate growth rates, long-term net margin assumptions to normalize earnings, and liquidity discounts, where applicable. Appropriate securities indexes may be used to adjust values daily. The Funds may also price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 40 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2015 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2015 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$161,238,317	$–	$–	$–	$36,053,816	$5,269,482
Consumer Staples	4,851,000	–	–	–	29,170,835	–
Energy	33,556,223	–	–	–	33,352,201	–
Financials	67,820,097	–	–	693,089,847	37,537,785	232,956,208
Health Care	39,123,923	–	–	–	26,908,155	–
Industrials	77,131,054	–	–	–	56,908,386	–
Information Technology	135,409,475	–	–	18,265,924	8,149,430	2,460,850
Materials	7,371,798	–	–	–	18,662,713	–
Utilities	–	–	–	–	12,699,248	–
Total Level 1	526,501,887	–	–	711,355,771	259,442,569	240,686,540

Level 2 – Other Significant
Observable Inputs:
Equity securities:
Consumer Discretionary	–	–	–	–	7,065,830	–
Financials	–	–	–	–	541,310	–
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	59,356,365	–	–	–	–
Short-term	–	–	77,075,944	–	–	–
Convertible debt securities	–	–	–	–	56,657,681	1,792,700
Corporate debt securities	–	–	–	–	21,851,452	–
Short-term securities	14,785,000	3,256,000	94,631,000	50,707,000	–	1,247,000
Total Level 2	14,785,000	62,612,365	171,706,944	50,707,000	86,116,273	3,039,700

Level 3 – Significant Unobservable
Inputs:
Equity securities:
Financials	–	–	–	13,207,656	–	–
Information Technology	19,729,112	–	–	–	–	–
Total Level 3	19,729,112	–	–	13,207,656	–	–
Total Investments	$561,015,999	$62,612,365	$171,706,944	$775,270,427	$345,558,842	$243,726,240

Level 2 to Level 1 Transfers*:
Consumer Discretionary	$6,684,686	$–	$–	$–	$–	$–
Consumer Staples	144,097	–	–	–	–	–
Financials	4,377,990	–	–	36,946,461	–	–
Health Care	488,941	–	–	–	–	–
Industrials	13,177,906	–	–	–	–	–
Total	$24,873,620	$–	$–	$36,946,461	$–	$–

*Application of fair value procedures for securities traded on foreign exchanges triggered the majority of transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2015.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2015 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2015:

	Davis Opportunity Fund	Davis Financial Fund
Investment Securities:
Beginning balance	$8,974,140	$11,632,320
Cost purchases	11,580,824	–
Net change in unrealized appreciation (depreciation)	(825,852)	1,575,336
Ending balance	$19,729,112	$13,207,656

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at June 30, 2015 and included in the change in net assets for the period	$(825,852)	$1,575,336

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases and the proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Investments	Fair Value at	Valuation	Unobservable
Fund	at Value	June 30, 2015	Technique	Input	Amount
Davis Opportunity Fund	Equity securities	$11,304,270	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	9.30%

Davis Opportunity Fund	Equity securities	8,424,842	Valuation multiple/Index-based daily value adjustment with liquidity discount	Growth-adjusted P/E multiple Long-term net margin assumption Discount rate	64x 30.00% 20.00%

Davis Financial Fund	Equity securities	13,207,656	Anticipated merger transaction price, then applying liquidity discount	Discount rate	12.50%

The significant unobservable inputs listed in above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund's investment. An increase or decrease in these inputs would result in higher or lower fair value measurements.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2015 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income tax is required. Davis Government Money Market Fund incurred a 2014 excise tax liability of $4,077 during the six months ended June 30, 2015. The Adviser has analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2015, no provision for income tax is required in the Funds' financial statements related to these tax positions. The Funds' federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.

Capital loss carryforwards with no expiration, if any, are required to be utilized before capital loss carryforwards with expiration dates. Capital losses with no expiration date will be carried forward to future years if not offset by gains. At December 31, 2014, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

	Capital Loss Carryforwards
		Davis
	Davis	Appreciation	Davis
	Government	& Income	Real Estate
	Bond Fund	Fund	Fund
Expiring
12/31/2015	$136,000	$–	$–
12/31/2016	–	–	–
12/31/2017	355,000	4,699,000	30,396,000
12/31/2018	625,000	31,335,000	–

No Expiration
Short-term	2,472,000	–	–
Long-term	1,761,000	–	–
Total	$5,349,000	$36,034,000	$30,396,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2015 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, paydowns on fixed income securities, foreign currency transactions, net operating losses, passive foreign investment company shares, partnership income, and distributions from real estate investment trusts. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds' organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2015 were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Cost of purchases	$119,197,226	$6,623,135	$22,523,675	$72,810,384	$162,458,386
Proceeds from sales	161,128,968	19,433,247	25,625,302	50,053,799	137,197,820

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

As of June 30, 2015, a related shareholder's investment in Davis Government Money Market Fund, Davis Financial Fund, and Davis Appreciation & Income Fund represents 37%, 22%, and 21% of outstanding shares, respectively. Investment activities of these shareholders could have a material impact on the Funds.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2015 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (CONTINUED)

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.55% of the average net assets for each Fund. The annual rate for Davis Government Bond Fund is 0.30% of the average net assets. The annual rate for Davis Government Money Market Fund is 0.50% of the first $250 million of average net assets, 0.45% of the next $250 million, and 0.40% of average net assets in excess of $500 million.

Waivers and Reimbursement of Expenses - The Adviser is contractually committed to waive fees and/or reimburse Davis Government Money Market Fund's expenses such that investment income will not be less than zero until May 1, 2016. During the six months ended June 30, 2015, such waivers and reimbursements amounted to $582,344.

The Adviser may recapture from the assets of Davis Government Money Market Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs. Any potential recovery is limited to an amount such that (i) the Fund's net investment income will not be less than zero for any class of shares; and (ii) may not exceed 0.10% of net assets (ten basis points) in any calendar year. This recapture could negatively affect the Fund's future yield. As of June 30, 2015, reimbursed amounts eligible for recapture were as follows:

	Expiring	Expiring	Expiring
	12/31/2016	12/31/2017	12/31/2018
Amount eligible for recapture	$123,429	$167,962	$149,236

The Adviser has not recaptured any previously reimbursed expenses during the six months ended June 30, 2015.

Transfer Agent and Accounting Fees - Boston Financial Data Services, Inc. is the Funds' primary transfer agent. State Street Bank and Trust Company ("State Street Bank") is the Funds' primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Funds' custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Six months ended June 30, 2015 (Unaudited)
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money	Financial	& Income	Real Estate
	Fund	Bond Fund	Market Fund	Fund	Fund	Fund
Transfer agent fees paid to Adviser	$19,445	$4,698	$8,324	$39,039	$12,891	$16,707
Accounting fees paid to Adviser	5,502	1,002	2,496	7,002	3,498	2,502

Distribution Plan Fees - The Funds have adopted separate Distribution Plans ("12b-1 Plans") for Class A, Class B, and Class C shares. Under the 12b-1 Plans, the Funds (other than Davis Government Money Market Fund) reimburse Davis Distributors, LLC ("Distributor"), the Funds' Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds (other than Davis Government Money Market Fund) pays the Distributor a 12b-1 fee on Class B and Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class B or Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class B and Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class B and Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B and Class C shares which have been sold.

	Six months ended June 30, 2015 (Unaudited)
	Davis	Davis Government	Davis	Davis Appreciation	Davis Real
	Opportunity Fund	Bond Fund	Financial Fund	& Income Fund	Estate Fund
Distribution fees:
Class B	$14,510	$7,554	$15,499	$14,374	$8,610
Class C	384,424	35,926	295,349	242,519	101,861

Service fees:
Class A	318,119	38,862	419,797	167,228	178,912
Class B	4,694	2,434	5,070	4,796	2,805
Class C	128,142	11,975	98,449	80,840	33,954

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2015 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (CONTINUED)

Distribution Plan Fees - (Continued)

The shareholders of Davis Government Money Market Fund have adopted a Distribution Plan in accordance with Rule    12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

Sales Charges - Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Funds (other than Davis Government Money Market Fund) are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

As of May 1, 2013, Class B shares are no longer offered for new purchases. Class B shares of the Funds are redeemed at net asset value. A CDSC is imposed upon redemption of certain Class B shares (other than Davis Government Money Market Fund) within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.

Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares (other than Davis Government Money Market Fund) within the first year of the original purchase.

The Distributor received commissions earned on sales of Class A shares of the Funds (other than Davis Government Money Market Fund) of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Funds (other than Davis Government Money Market Fund) are re-allowed to qualified selling dealers.

	Six months ended June 30, 2015 (Unaudited)
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Class A commissions retained by Distributor	$7,840	$245	$50,240	$6,623	$7,471
Class A commissions re-allowed to investment dealers	50,881	1,336	276,073	36,257	40,353
Total commissions earned on sales of Class A	$58,721	$1,581	$326,313	$42,880	$47,824
Commission advances by the Distributor on the sale of:
Class C	$17,054	$616	$110,233	$10,674	$5,010
CDSCs received by the Distributor from:
Class B	617	1,530	402	2,009	529
Class C	2,304	29	2,578	528	526

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2015 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2015, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 550 million shares each are designated to Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, and 4.2 billion shares are designated to Davis Government Money Market Fund. As of May 1, 2013, Class B shares are no longer offered for new purchases. Transactions in capital stock were as follows:

	Six months ended June 30, 2015 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares: Class A	427,650	–	(1,084,639)	(656,989)
Class B	5,203	–	(42,430)	(37,227)
Class C	77,457	–	(368,017)	(290,560)
Class Y	595,386	–	(1,188,904)	(593,518)
Value: Class A	$14,179,923	$–	$(35,470,338)	$(21,290,415)
Class B	144,628	–	(1,149,927)	(1,005,299)
Class C	2,241,322	–	(10,613,421)	(8,372,099)
Class Y	20,174,557	–	(40,012,403)	(19,837,846)

Davis Government Bond Fund
Shares: Class A	1,130,245	27,304	(2,385,654)	(1,228,105)
Class B	16,737	137	(99,134)	(82,260)
Class C	72,131	1,207	(262,903)	(189,565)
Class Y	54,113	29,734	(2,235,134)	(2,151,287)
Value: Class A	$6,155,363	$148,702	$(12,976,591)	$(6,672,526)
Class B	90,487	746	(537,106)	(445,873)
Class C	392,645	6,580	(1,430,201)	(1,030,976)
Class Y	296,556	163,275	(12,269,898)	(11,810,067)

Davis Government Money Market Fund
Shares: Class A	158,431,124	85,782	(203,993,312)	(45,476,406)
Class B	75,942	2,993	(1,001,667)	(922,732)
Class C	1,172,837	2,943	(1,864,848)	(689,068)
Class Y	1,216,628	1,774	(1,059,180)	159,222
Value: Class A	$158,431,124	$85,782	$(203,993,312)	$(45,476,406)
Class B	75,942	2,993	(1,001,667)	(922,732)
Class C	1,172,837	2,943	(1,864,848)	(689,068)
Class Y	1,216,628	1,774	(1,059,180)	159,222

Davis Financial Fund
Shares: Class A	1,268,635	–	(1,265,070)	3,565
Class B	3,240	–	(55,032)	(51,792)
Class C	364,544	–	(313,492)	51,052
Class Y	839,029	–	(374,604)	464,425
Value: Class A	$51,096,648	$–	$(49,537,063)	$1,559,585
Class B	107,785	–	(1,785,869)	(1,678,084)
Class C	12,435,275	–	(10,576,723)	1,858,552
Class Y	34,385,434	–	(15,112,378)	19,273,056

Davis Appreciation & Income Fund
Shares: Class A	257,212	14,001	(509,594)	(238,381)
Class B	797	2	(31,188)	(30,389)
Class C	32,630	621	(126,991)	(93,740)
Class Y	891,645	4,537	(88,922)	807,260
Value: Class A	$9,433,137	$507,394	$(18,496,427)	$(8,555,896)
Class B	28,985	74	(1,117,711)	(1,088,652)
Class C	1,189,399	22,583	(4,632,759)	(3,420,777)
Class Y	32,290,005	165,136	(3,270,806)	29,184,335

Davis Real Estate Fund
Shares: Class A	184,914	14,112	(333,891)	(134,865)
Class B	1,912	6	(11,305)	(9,387)
Class C	29,739	445	(98,425)	(68,241)
Class Y	256,902	3,429	(97,141)	163,190
Value: Class A	$6,791,125	$527,789	$(12,169,024)	$(4,850,110)
Class B	70,216	234	(405,616)	(335,166)
Class C	1,105,523	16,665	(3,588,812)	(2,466,624)
Class Y	9,592,280	129,926	(3,585,978)	6,136,228

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2015 (Unaudited)

NOTE 4 - CAPITAL STOCK – (CONTINUED)

	Year ended December 31, 2014
	Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares: Class A	2,222,468	990,299	(2,950,291)	262,476
Class B	17,348	21,525	(135,806)	(96,933)
Class C	358,213	439,684	(432,214)	365,683
Class Y	3,113,592	561,139	(1,557,218)	2,117,513
Value: Class A	$77,522,952	$30,927,048	$(103,211,153)	$5,238,847
Class B	506,279	553,400	(3,979,886)	(2,920,207)
Class C	10,980,901	12,029,754	(13,237,468)	9,773,187
Class Y	112,397,932	18,091,125	(56,166,166)	74,322,891

Davis Government Bond Fund
Shares: Class A	688,481	106,485	(3,580,964)	(2,785,998)
Class B	47,372	627	(271,483)	(223,484)
Class C	262,182	5,684	(982,709)	(714,843)
Class Y	475,477	71,750	(274,555)	272,672
Value: Class A	$3,735,830	$578,064	$(19,434,228)	$(15,120,334)
Class B	256,050	3,389	(1,468,100)	(1,208,661)
Class C	1,423,748	30,884	(5,335,315)	(3,880,683)
Class Y	2,602,596	392,972	(1,502,571)	1,492,997

Davis Government Money Market Fund
Shares: Class A	324,880,690	92,696	(421,843,060)	(96,869,674)
Class B	633,537	2,549	(2,476,969)	(1,840,883)
Class C	3,726,278	2,373	(4,962,326)	(1,233,675)
Class Y	1,522,097	1,269	(1,647,924)	(124,558)
Value: Class A	$324,880,690	$92,696	$(421,843,060)	$(96,869,674)
Class B	633,537	2,549	(2,476,969)	(1,840,883)
Class C	3,726,278	2,373	(4,962,326)	(1,233,675)
Class Y	1,522,097	1,269	(1,647,924)	(124,558)

Davis Financial Fund
Shares: Class A	1,795,351	1,434,817	(2,798,714)	431,454
Class B	3,805	17,568	(47,871)	(26,498)
Class C	359,358	261,464	(333,019)	287,803
Class Y	842,681	224,470	(343,796)	723,355
Value: Class A	$73,741,860	$56,646,574	$(112,466,171)	$17,922,263
Class B	128,518	565,867	(1,608,451)	(914,066)
Class C	12,438,786	8,772,120	(11,514,236)	9,696,670
Class Y	35,217,153	9,109,010	(14,189,131)	30,137,032

Davis Appreciation & Income Fund
Shares: Class A	944,169	40,921	(1,074,431)	(89,341)
Class B	8,074	226	(120,224)	(111,924)
Class C	190,020	4,377	(225,699)	(31,302)
Class Y	604,925	7,172	(142,926)	469,171
Value: Class A	$34,310,556	$1,495,919	$(38,666,470)	$(2,859,995)
Class B	289,329	8,146	(4,263,588)	(3,966,113)
Class C	6,853,142	160,700	(8,081,323)	(1,067,481)
Class Y	22,128,806	263,229	(5,131,193)	17,260,842

Davis Real Estate Fund
Shares: Class A	337,098	64,687	(942,047)	(540,262)
Class B	192	194	(41,036)	(40,650)
Class C	61,286	3,617	(139,995)	(75,092)
Class Y	324,294	11,679	(86,828)	249,145
Value: Class A	$11,011,503	$2,123,676	$(30,206,834)	$(17,071,655)
Class B	6,149	6,162	(1,273,364)	(1,261,053)
Class C	2,014,569	118,077	(4,438,062)	(2,305,416)
Class Y	10,998,408	390,619	(2,848,402)	8,540,625

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2015 (Unaudited)

NOTE 5 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund had no borrowings during the six months ended June 30, 2015.

NOTE 6 - SECURITIES LOANED

Davis Opportunity Fund and Davis Financial Fund have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2015, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities in Davis Opportunity Fund amounted to $19,729,112 or 3.52% of the Fund's net assets as of June 30, 2015. The aggregate value of restricted securities in Davis Financial Fund amounted to $13,207,656 or 1.70% of the Fund's net assets as of June 30, 2015. Information regarding restricted securities is as follows:

Fund	Security	Acquisition Date	Units/Shares	Cost per Unit/Share	Valuation per Unit/Share as of June 30, 2015
Davis Opportunity
Fund	ASAC II L.P., Private Placement	10/10/13	6,900,000	$1.00	$1.6383
Davis Opportunity Fund	DianPing Holdings Ltd., Series F, Private Placement	01/29/15	4,371,772	$2.649	$1.9271
Davis Financial
Fund	SKBHC Holdings LLC	11/08/10	1,916	$4,888.79	$6,892.78

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Six months ended June 30, 2015[d]	$31.73	$0.02[e]	$1.58	$1.60
Year ended December 31, 2014	$33.20	$–[e,g]	$2.36	$2.36
Year ended December 31, 2013	$23.42	$0.10[e]	$9.74	$9.84
Year ended December 31, 2012	$21.16	$0.19[e]	$2.39	$2.58
Year ended December 31, 2011	$22.57	$0.20[e]	$(1.02)	$(0.82)
Year ended December 31, 2010	$20.08	$0.24[e]	$2.54	$2.78
Davis Opportunity Fund Class B:
Six months ended June 30, 2015[d]	$26.11	$(0.12)[e]	$1.30	$1.18
Year ended December 31, 2014	$28.22	$(0.28)[e]	$1.98	$1.70
Year ended December 31, 2013	$20.05	$(0.14)[e]	$8.31	$8.17
Year ended December 31, 2012	$18.13	$(0.03)[e]	$2.03	$2.00
Year ended December 31, 2011	$19.34	$(0.01)[e]	$(0.88)	$(0.89)
Year ended December 31, 2010	$17.21	$0.05[e]	$2.17	$2.22
Davis Opportunity Fund Class C:
Six months ended June 30, 2015[d]	$27.79	$(0.10)[e]	$1.38	$1.28
Year ended December 31, 2014	$29.74	$(0.24)[e]	$2.10	$1.86
Year ended December 31, 2013	$21.10	$(0.11)[e]	$8.75	$8.64
Year ended December 31, 2012	$19.08	$0.01[e]	$2.14	$2.15
Year ended December 31, 2011	$20.34	$0.02[e]	$(0.92)	$(0.90)
Year ended December 31, 2010	$18.10	$0.07[e]	$2.29	$2.36
Davis Opportunity Fund Class Y:
Six months ended June 30, 2015[d]	$32.77	$0.06[e]	$1.62	$1.68
Year ended December 31, 2014	$34.17	$0.09[e]	$2.43	$2.52
Year ended December 31, 2013	$24.09	$0.17[e]	$10.04	$10.21
Year ended December 31, 2012	$21.77	$0.24[e]	$2.47	$2.71
Year ended December 31, 2011	$23.22	$0.27[e]	$(1.06)	$(0.79)
Year ended December 31, 2010	$20.65	$0.30[e]	$2.63	$2.93
Davis Government Bond Fund Class A:
Six months ended June 30, 2015[d]	$5.42	$0.02[e]	$0.01	$0.03
Year ended December 31, 2014	$5.42	$0.04[e]	$0.02	$0.06
Year ended December 31, 2013	$5.55	$(0.02)[e]	$(0.06)	$(0.08)
Year ended December 31, 2012	$5.60	$0.02[e]	$0.02	$0.04
Year ended December 31, 2011	$5.62	$0.13	$(0.02)	$0.11
Year ended December 31, 2010	$5.66	$0.15	$(0.04)	$0.11
Davis Government Bond Fund Class B:
Six months ended June 30, 2015[d]	$5.40	$–[e,g]	$–	$–[g]
Year ended December 31, 2014	$5.39	$(0.01)[e]	$0.03	$0.02
Year ended December 31, 2013	$5.53	$(0.07)[e]	$(0.07)	$(0.14)
Year ended December 31, 2012	$5.58	$(0.03)[e]	$0.02	$(0.01)
Year ended December 31, 2011	$5.60	$0.08	$(0.02)	$0.06
Year ended December 31, 2010	$5.65	$0.10	$(0.05)	$0.05

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$–	$–	$–	$–	$33.33	5.04%	$299,256	0.95%[f]	0.95%[f]	0.13%[f]	21%
$(0.02)	$(3.81)	$–	$(3.83)	$31.73	7.31%[h]	$305,755	0.97%	0.97%	0.01%	40%
$(0.06)	$–	$–	$(0.06)	$33.20	42.03%[h]	$311,241	0.98%	0.98%	0.34%	47%
$(0.32)	$–	$–	$(0.32)	$23.42	12.18%	$220,539	1.02%	1.02%	0.83%	19%
$(0.59)	$–	$–	$(0.59)	$21.16	(3.63)%	$235,743	1.02%	1.02%	0.90%	53%
$(0.29)	$–	$–	$(0.29)	$22.57	13.92%[h]	$296,880	1.05%	1.05%	1.18%	24%

$–	$–	$–	$–	$27.29	4.52%	$3,330	1.95%[f]	1.95%[f]	(0.87)%[f]	21%
$–	$(3.81)	$–	$(3.81)	$26.11	6.25%[h]	$4,158	1.92%	1.92%	(0.94)%	40%
$–	$–	$–	$–	$28.22	40.75%[h]	$7,228	1.95%	1.95%	(0.63)%	47%
$(0.08)	$–	$–	$(0.08)	$20.05	11.03%	$8,546	2.01%	2.01%	(0.16)%	19%
$(0.32)	$–	$–	$(0.32)	$18.13	(4.61)%	$12,228	1.98%	1.98%	(0.06)%	53%
$(0.09)	$–	$–	$(0.09)	$19.34	12.91%[h]	$19,593	1.99%	1.99%	0.24%	24%

$–	$–	$–	$–	$29.07	4.61%	$99,978	1.75%[f]	1.75%[f]	(0.67)%[f]	21%
$–	$(3.81)	$–	$(3.81)	$27.79	6.47%[h]	$103,635	1.75%	1.75%	(0.77)%	40%
$–	$–	$–	$–	$29.74	40.95%[h]	$100,034	1.78%	1.78%	(0.46)%	47%
$(0.13)	$–	$–	$(0.13)	$21.10	11.23%	$76,682	1.82%	1.82%	0.03%	19%
$(0.36)	$–	$–	$(0.36)	$19.08	(4.40)%	$87,674	1.82%	1.82%	0.10%	53%
$(0.12)	$–	$–	$(0.12)	$20.34	13.06%[h]	$116,235	1.84%	1.84%	0.39%	24%

$–	$–	$–	$–	$34.45	5.13%	$157,672	0.73%[f]	0.73%[f]	0.35%[f]	21%
$(0.11)	$(3.81)	$–	$(3.92)	$32.77	7.58%[h]	$169,390	0.72%	0.72%	0.26%	40%
$(0.13)	$–	$–	$(0.13)	$34.17	42.40%[h]	$104,297	0.74%	0.74%	0.58%	47%
$(0.39)	$–	$–	$(0.39)	$24.09	12.40%	$61,172	0.77%	0.77%	1.08%	19%
$(0.66)	$–	$–	$(0.66)	$21.77	(3.38)%	$171,853	0.77%	0.77%	1.15%	53%
$(0.36)	$–	$–	$(0.36)	$23.22	14.31%[h]	$183,554	0.75%	0.75%	1.48%	24%

$(0.02)	$–	$–	$(0.02)	$5.43	0.59%	$36,626	1.07%[f]	1.07%[f]	0.83%[f]	9%
$(0.06)	$–	$–	$(0.06)	$5.42	1.14%	$43,232	0.90%	0.90%	0.64%	53%
$(0.05)	$–	$–	$(0.05)	$5.42	(1.52)%	$58,280	0.81%	0.81%	(0.41)%	26%
$(0.09)	$–	$–	$(0.09)	$5.55	0.67%	$95,888	0.70%	0.70%	0.27%	28%
$(0.13)	$–	$–	$(0.13)	$5.60	2.01%	$108,955	0.74%	0.74%	1.49%	27%
$(0.15)	$–	$–	$(0.15)	$5.62	1.95%	$112,118	0.75%	0.75%	2.00%	33%

$–[g]	$–	$–	$–[g]	$5.40	0.04%	$1,764	1.86%[f]	1.86%[f]	0.04%[f]	9%
$(0.01)	$–	$–	$(0.01)	$5.40	0.33%	$2,207	1.80%	1.80%	(0.26)%	53%
$–	$–	$–	$–	$5.39	(2.53)%	$3,409	1.72%	1.72%	(1.32)%	26%
$(0.04)	$–	$–	$(0.04)	$5.53	(0.20)%	$7,707	1.63%	1.63%	(0.66)%	28%
$(0.08)	$–	$–	$(0.08)	$5.58	1.09%	$10,970	1.66%	1.66%	0.57%	27%
$(0.10)	$–	$–	$(0.10)	$5.60	0.84%	$14,021	1.65%	1.65%	1.10%	33%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Government Bond Fund Class C:
Six months ended June 30, 2015[d]	$5.42	$–[e,g]	$0.01	$0.01
Year ended December 31, 2014	$5.42	$(0.01)[e]	$0.03	$0.02
Year ended December 31, 2013	$5.55	$(0.07)[e]	$(0.06)	$(0.13)
Year ended December 31, 2012	$5.60	$(0.03)[e]	$0.02	$(0.01)
Year ended December 31, 2011	$5.62	$0.08	$(0.02)	$0.06
Year ended December 31, 2010	$5.66	$0.10	$(0.04)	$0.06
Davis Government Bond Fund Class Y:
Six months ended June 30, 2015[d]	$5.47	$0.04[e]	$–	$0.04
Year ended December 31, 2014	$5.46	$0.06[e]	$0.03	$0.09
Year ended December 31, 2013	$5.60	$–[e,g]	$(0.07)	$(0.07)
Year ended December 31, 2012	$5.64	$0.03[e]	$0.03	$0.06
Year ended December 31, 2011	$5.66	$0.14	$(0.02)	$0.12
Year ended December 31, 2010	$5.70	$0.16	$(0.04)	$0.12
Davis Government Money Market Fund Class A, B, C, and Y:
Six months ended June 30, 2015[d]	$1.000	$0.001	$–	$0.001
Year ended December 31, 2014	$1.000	$–[i]	$–	$–[i]
Year ended December 31, 2013	$1.000	$–[i]	$–	$–[i]
Year ended December 31, 2012	$1.000	$–[i]	$–	$–[i]
Year ended December 31, 2011	$1.000	$–[i]	$–	$–[i]
Year ended December 31, 2010	$1.000	$–[i]	$–	$–[i]
Davis Financial Fund Class A:
Six months ended June 30, 2015[d]	$39.59	$0.14[e]	$1.17	$1.31
Year ended December 31, 2014	$39.20	$0.29[e]	$4.80	$5.09
Year ended December 31, 2013	$30.41	$0.29[e]	$9.26	$9.55
Year ended December 31, 2012	$26.36	$0.28[e]	$4.51	$4.79
Year ended December 31, 2011	$31.76	$0.27[e]	$(3.17)	$(2.90)
Year ended December 31, 2010	$28.76	$0.23[e]	$3.00	$3.23
Davis Financial Fund Class B:
Six months ended June 30, 2015[d]	$32.28	$(0.06)[e]	$0.95	$0.89
Year ended December 31, 2014	$32.82	$(0.11)[e]	$3.99	$3.88
Year ended December 31, 2013	$25.70	$(0.08)[e]	$7.77	$7.69
Year ended December 31, 2012	$22.35	$(0.05)[e]	$3.81	$3.76
Year ended December 31, 2011	$27.27	$(0.06)[e]	$(2.72)	$(2.78)
Year ended December 31, 2010	$24.79	$(0.08)[e]	$2.56	$2.48
Davis Financial Fund Class C:
Six months ended June 30, 2015[d]	$33.63	$(0.03)[e]	$0.99	$0.96
Year ended December 31, 2014	$33.97	$(0.06)[e]	$4.14	$4.08
Year ended December 31, 2013	$26.53	$(0.04)[e]	$8.05	$8.01
Year ended December 31, 2012	$23.06	$0.01[e]	$3.92	$3.93
Year ended December 31, 2011	$28.05	$(0.01)[e]	$(2.78)	$(2.79)
Year ended December 31, 2010	$25.44	$(0.03)[e]	$2.64	$2.61

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$–[g]	$–	$–	$–[g]	$5.43	0.26%	$9,096	1.74%[f]	1.74%[f]	0.16%[f]	9%
$(0.02)	$–	$–	$(0.02)	$5.42	0.31%	$10,113	1.69%	1.69%	(0.15)%	53%
$– [g]	$–	$–	$– [g]	$5.42	(2.34)%	$13,973	1.63%	1.63%	(1.23)%	26%
$(0.04)	$–	$–	$(0.04)	$5.55	(0.15)%	$23,673	1.57%	1.57%	(0.60)%	28%
$(0.08)	$–	$–	$(0.08)	$5.60	1.16%	$28,729	1.59%	1.59%	0.64%	27%
$(0.10)	$–	$–	$(0.10)	$5.62	1.10%	$34,572	1.56%	1.56%	1.19%	33%

$(0.04)	$–	$–	$(0.04)	$5.47	0.67%	$15,171	0.56%[f]	0.56%[f]	1.34%[f]	9%
$(0.08)	$–	$–	$(0.08)	$5.47	1.73%	$26,925	0.50%	0.50%	1.04%	53%
$(0.07)	$–	$–	$(0.07)	$5.46	(1.34)%	$25,409	0.47%	0.47%	(0.07)%	26%
$(0.10)	$–	$–	$(0.10)	$5.60	1.11%	$23,999	0.44%	0.44%	0.53%	28%
$(0.14)	$–	$–	$(0.14)	$5.64	2.16%	$3,821	0.60%	0.60%	1.63%	27%
$(0.16)	$–	$–	$(0.16)	$5.66	2.11%	$3,416	0.58%	0.58%	2.17%	33%

$(0.001)	$–	$–	$(0.001)	$1.000	0.05%	$187,408	0.69%[f]	0.02%[f]	0.11%[f]	NA
$–[i]	$–	$–	$–[i]	$1.000	0.03%	$234,337	0.62%	0.07%	0.04%	NA
$–[i]	$–	$–	$–[i]	$1.000	0.04%	$334,405	0.64%	0.09%	0.04%	NA
$–[i]	$–	$–	$–[i]	$1.000	0.04%	$261,244	0.63%	0.16%	0.04%	NA
$–[i]	$–	$–	$–[i]	$1.000	0.03%	$240,424	0.63%	0.12%	0.03%	NA
$–[i]	$–	$–	$–[i]	$1.000	0.02%	$320,687	0.61%	0.21%	0.02%	NA

$–	$–	$–	$–	$40.90	3.31%	$579,560	0.86%[f]	0.86%[f]	0.72%[f]	3%
$(0.28)	$(4.42)	$–	$(4.70)	$39.59	13.01%	$560,905	0.86%	0.86%	0.72%	32%
$(0.19)	$(0.57)	$–	$(0.76)	$39.20	31.45%	$538,410	0.88%	0.88%	0.83%	0%[j]
$(0.33)	$(0.41)	$–	$(0.74)	$30.41	18.15%	$426,149	0.91%	0.91%	0.96%	10%
$(0.47)	$(2.03)	$–	$(2.50)	$26.36	(9.02)%	$377,885	0.91%	0.91%	0.87%	12%
$(0.23)	$–	$–	$(0.23)	$31.76	11.25%	$487,948	0.95%	0.95%	0.79%	2%

$–	$–	$–	$–	$33.17	2.76%	$3,214	1.93%[f]	1.93%[f]	(0.35)%[f]	3%
$–	$(4.42)	$–	$(4.42)	$32.28	11.84%	$4,800	1.92%	1.92%	(0.34)%	32%
$–	$(0.57)	$–	$(0.57)	$32.82	29.97%	$5,751	1.99%	1.99%	(0.28)%	0%[j]
$–	$(0.41)	$–	$(0.41)	$25.70	16.81%	$5,504	2.09%	2.09%	(0.22)%	10%
$(0.11)	$(2.03)	$–	$(2.14)	$22.35	(10.09)%	$6,483	2.02%	2.02%	(0.24)%	12%
$–	$–	$–	$–	$27.27	10.00%	$11,103	2.07%	2.07%	(0.33)%	2%

$–	$–	$–	$–	$34.59	2.85%	$83,157	1.75%[f]	1.75%[f]	(0.17)%[f]	3%
$–	$(4.42)	$–	$(4.42)	$33.63	12.03%	$79,140	1.76%	1.76%	(0.18)%	32%
$–	$(0.57)	$–	$(0.57)	$33.97	30.24%	$70,174	1.79%	1.79%	(0.08)%	0%[j]
$(0.05)	$(0.41)	$–	$(0.46)	$26.53	17.04%	$50,844	1.84%	1.84%	0.03%	10%
$(0.17)	$(2.03)	$–	$(2.20)	$23.06	(9.85)%	$52,859	1.81%	1.81%	(0.03)%	12%
$–	$–	$–	$–	$28.05	10.26%	$70,964	1.86%	1.86%	(0.12)%	2%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Financial Fund Class Y:
Six months ended June 30, 2015[d]	$40.70	$0.18[e]	$1.19	$1.37
Year ended December 31, 2014	$40.18	$0.35[e]	$4.95	$5.30
Year ended December 31, 2013	$31.15	$0.35[e]	$9.51	$9.86
Year ended December 31, 2012	$27.00	$0.34[e]	$4.62	$4.96
Year ended December 31, 2011	$32.48	$0.30[e]	$(3.22)	$(2.92)
Year ended December 31, 2010	$29.40	$0.25[e]	$3.09	$3.34
Davis Appreciation & Income Fund Class A:
Six months ended June 30, 2015[d]	$36.02	$0.18[e]	$0.20	$0.38
Year ended December 31, 2014	$34.53	$0.38[e]	$1.48	$1.86
Year ended December 31, 2013	$27.23	$0.40[e]	$7.30	$7.70
Year ended December 31, 2012	$25.54	$0.44[e]	$1.71	$2.15
Year ended December 31, 2011	$28.08	$0.45[e]	$(2.53)	$(2.08)
Year ended December 31, 2010	$23.70	$0.40[e]	$4.38	$4.78
Davis Appreciation & Income Fund Class B:
Six months ended June 30, 2015[d]	$35.57	$–[e,g]	$0.20	$0.20
Year ended December 31, 2014	$34.15	$0.02[e]	$1.46	$1.48
Year ended December 31, 2013	$26.93	$0.11[e]	$7.22	$7.33
Year ended December 31, 2012	$25.27	$0.19[e]	$1.68	$1.87
Year ended December 31, 2011	$27.78	$0.19[e]	$(2.49)	$(2.30)
Year ended December 31, 2010	$23.44	$0.16[e]	$4.35	$4.51
Davis Appreciation & Income Fund Class C:
Six months ended June 30, 2015[d]	$36.15	$0.03[e]	$0.20	$0.23
Year ended December 31, 2014	$34.69	$0.07[e]	$1.49	$1.56
Year ended December 31, 2013	$27.36	$0.15[e]	$7.33	$7.48
Year ended December 31, 2012	$25.67	$0.23[e]	$1.70	$1.93
Year ended December 31, 2011	$28.22	$0.22[e]	$(2.53)	$(2.31)
Year ended December 31, 2010	$23.81	$0.19[e]	$4.42	$4.61
Davis Appreciation & Income Fund Class Y:
Six months ended June 30, 2015[d]	$36.18	$0.23[e]	$0.19	$0.42
Year ended December 31, 2014	$34.68	$0.42[e]	$1.50	$1.92
Year ended December 31, 2013	$27.34	$0.45[e]	$7.35	$7.80
Year ended December 31, 2012	$25.65	$0.50[e]	$1.71	$2.21
Year ended December 31, 2011	$28.21	$0.51[e]	$(2.55)	$(2.04)
Year ended December 31, 2010	$23.80	$0.44[e]	$4.43	$4.87
Davis Real Estate Fund Class A:
Six months ended June 30, 2015[d]	$35.79	$0.33[e]	$(2.22)	$(1.89)
Year ended December 31, 2014	$28.41	$0.40[e]	$7.42	$7.82
Year ended December 31, 2013	$29.25	$0.42[e]	$(0.90)	$(0.48)
Year ended December 31, 2012	$25.31	$0.39[e]	$3.87	$4.26
Year ended December 31, 2011	$23.38	$0.31[e]	$1.94	$2.25
Year ended December 31, 2010	$19.79	$0.30[e]	$3.65	$3.95

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$–	$–	$–	$–	$42.07	3.37%	$112,005	0.71%[f]	0.71%[f]	0.87%[f]	3%
$(0.36)	$(4.42)	$–	$(4.78)	$40.70	13.20%	$89,443	0.70%	0.70%	0.88%	32%
$(0.26)	$(0.57)	$–	$(0.83)	$40.18	31.71%	$59,236	0.71%	0.71%	1.00%	0%[j]
$(0.40)	$(0.41)	$–	$(0.81)	$31.15	18.33%	$31,623	0.72%	0.72%	1.15%	10%
$(0.53)	$(2.03)	$–	$(2.56)	$27.00	(8.90)%	$26,607	0.75%	0.75%	1.03%	12%
$(0.26)	$–	$–	$(0.26)	$32.48	11.37%	$20,989	0.86%	0.86%	0.88%	2%

$(0.09)	$–	$–	$(0.09)	$36.31	1.06%	$210,833	0.87%[f]	0.87%[f]	1.00%[f]	15%
$(0.37)	$–	$–	$(0.37)	$36.02	5.37%	$217,723	0.87%	0.87%	1.05%	20%
$(0.40)	$–	$–	$(0.40)	$34.53	28.44%	$211,772	0.93%	0.93%	1.31%	18%
$(0.46)	$–	$–	$(0.46)	$27.23	8.44%	$244,543	0.95%	0.95%	1.64%	11%
$(0.46)	$–	$–	$(0.46)	$25.54	(7.45)%	$269,626	0.93%	0.93%	1.61%	20%
$(0.40)	$–	$–	$(0.40)	$28.08	20.34%	$317,324	0.94%	0.94%	1.58%	20%

$–[g]	$–	$–	$–[g]	$35.77	0.56%	$3,226	1.88%[f]	1.88%[f]	(0.01)%[f]	15%
$(0.06)	$–	$–	$(0.06)	$35.57	4.32%	$4,289	1.87%	1.87%	0.05%	20%
$(0.11)	$–	$–	$(0.11)	$34.15	27.26%	$7,940	1.88%	1.88%	0.36%	18%
$(0.21)	$–	$–	$(0.21)	$26.93	7.39%	$9,710	1.89%	1.89%	0.70%	11%
$(0.21)	$–	$–	$(0.21)	$25.27	(8.31)%	$13,604	1.84%	1.84%	0.70%	20%
$(0.17)	$–	$–	$(0.17)	$27.78	19.31%	$18,850	1.85%	1.85%	0.67%	20%

$(0.01)	$–	$–	$(0.01)	$36.37	0.65%	$63,202	1.72%[f]	1.72%[f]	0.15%[f]	15%
$(0.10)	$–	$–	$(0.10)	$36.15	4.48%	$66,212	1.72%	1.72%	0.20%	20%
$(0.15)	$–	$–	$(0.15)	$34.69	27.40%	$64,616	1.74%	1.74%	0.50%	18%
$(0.24)	$–	$–	$(0.24)	$27.36	7.54%	$60,770	1.75%	1.75%	0.84%	11%
$(0.24)	$–	$–	$(0.24)	$25.67	(8.21)%	$68,768	1.74%	1.74%	0.80%	20%
$(0.20)	$–	$–	$(0.20)	$28.22	19.43%	$85,427	1.76%	1.76%	0.76%	20%

$(0.10)	$–	$–	$(0.10)	$36.50	1.17%	$68,353	0.68%[f]	0.68%[f]	1.19%[f]	15%
$(0.42)	$–	$–	$(0.42)	$36.18	5.52%	$38,551	0.72%	0.72%	1.20%	20%
$(0.46)	$–	$–	$(0.46)	$34.68	28.70%	$20,679	0.75%	0.75%	1.49%	18%
$(0.52)	$–	$–	$(0.52)	$27.34	8.62%	$21,765	0.75%	0.75%	1.84%	11%
$(0.52)	$–	$–	$(0.52)	$25.65	(7.30)%	$25,514	0.74%	0.74%	1.80%	20%
$(0.46)	$–	$–	$(0.46)	$28.21	20.66%	$30,878	0.73%	0.73%	1.79%	20%

$(0.11)	$–	$–	$(0.11)	$33.79	(5.32)%	$182,417	0.93%[f]	0.93%[f]	1.84%[f]	55%
$(0.44)	$–	$–	$(0.44)	$35.79	27.68%	$198,029	0.96%	0.96%	1.21%	53%
$(0.36)	$–	$–	$(0.36)	$28.41	(1.67)%	$172,531	0.98%	0.98%	1.40%	75%
$(0.32)	$–	$–	$(0.32)	$29.25	16.86%	$206,497	1.01%	1.01%	1.38%	50%
$(0.32)	$–	$–	$(0.32)	$25.31	9.69%	$180,770	1.08%	1.08%	1.26%	68%
$(0.36)	$–	$–	$(0.36)	$23.38	20.09%	$246,372	1.11%	1.11%	1.36%	43%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class B:
Six months ended June 30, 2015[d]	$35.32	$0.13[e]	$(2.19)	$(2.06)
Year ended December 31, 2014	$28.04	$0.05[e]	$7.31	$7.36
Year ended December 31, 2013	$28.86	$0.10[e]	$(0.88)	$(0.78)
Year ended December 31, 2012	$24.98	$0.07[e]	$3.83	$3.90
Year ended December 31, 2011	$23.08	$0.03[e]	$1.91	$1.94
Year ended December 31, 2010	$19.55	$0.08[e]	$3.57	$3.65
Davis Real Estate Fund Class C:
Six months ended June 30, 2015[d]	$35.79	$0.17[e]	$(2.22)	$(2.05)
Year ended December 31, 2014	$28.41	$0.11[e]	$7.43	$7.54
Year ended December 31, 2013	$29.25	$0.16[e]	$(0.90)	$(0.74)
Year ended December 31, 2012	$25.31	$0.16[e]	$3.86	$4.02
Year ended December 31, 2011	$23.38	$0.10[e]	$1.95	$2.05
Year ended December 31, 2010	$19.80	$0.12[e]	$3.64	$3.76
Davis Real Estate Fund Class Y:
Six months ended June 30, 2015[d]	$36.26	$0.38[e]	$(2.26)	$(1.88)
Year ended December 31, 2014	$28.78	$0.44[e]	$7.56	$8.00
Year ended December 31, 2013	$29.63	$0.49[e]	$(0.91)	$(0.42)
Year ended December 31, 2012	$25.64	$0.46[e]	$3.93	$4.39
Year ended December 31, 2011	$23.69	$0.36[e]	$1.98	$2.34
Year ended December 31, 2010	$20.05	$0.33[e]	$3.75	$4.08

[a]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.

[b]	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements and/or waivers from the Adviser.

[c]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[d]	Unaudited.

[e]	Per share calculations were based on average shares outstanding for the period.

[f]	Annualized.

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$–[g]	$–	$–	$–[g]	$33.26	(5.82)%	$1,943	1.98%[f]	1.98%[f]	0.79%[f]	55%
$(0.08)	$–	$–	$(0.08)	$35.32	26.30%	$2,394	2.05%	2.05%	0.12%	53%
$(0.04)	$–	$–	$(0.04)	$28.04	(2.71)%	$3,041	2.06%	2.06%	0.32%	75%
$(0.02)	$–	$–	$(0.02)	$28.86	15.60%	$4,250	2.11%	2.11%	0.28%	50%
$(0.04)	$–	$–	$(0.04)	$24.98	8.42%	$4,252	2.19%	2.19%	0.15%	68%
$(0.12)	$–	$–	$(0.12)	$23.08	18.73%	$5,645	2.20%	2.20%	0.27%	43%

$(0.02)	$–	$–	$(0.02)	$33.72	(5.73)%	$23,938	1.81%[f]	1.81%[f]	0.96%[f]	55%
$(0.16)	$–	$–	$(0.16)	$35.79	26.58%	$27,851	1.84%	1.84%	0.33%	53%
$(0.10)	$–	$–	$(0.10)	$28.41	(2.54)%	$24,243	1.85%	1.85%	0.53%	75%
$(0.08)	$–	$–	$(0.08)	$29.25	15.90%	$29,102	1.86%	1.86%	0.53%	50%
$(0.12)	$–	$–	$(0.12)	$25.31	8.80%	$26,408	1.89%	1.89%	0.45%	68%
$(0.18)	$–	$–	$(0.18)	$23.38	19.07%	$30,034	1.92%	1.92%	0.55%	43%

$(0.13)	$–	$–	$(0.13)	$34.25	(5.23)%	$37,276	0.75%[f]	0.75%[f]	2.02%[f]	55%
$(0.52)	$–	$–	$(0.52)	$36.26	27.96%	$33,548	0.74%	0.74%	1.43%	53%
$(0.43)	$–	$–	$(0.43)	$28.78	(1.45)%	$19,456	0.76%	0.76%	1.62%	75%
$(0.40)	$–	$–	$(0.40)	$29.63	17.14%	$21,868	0.76%	0.76%	1.63%	50%
$(0.39)	$–	$–	$(0.39)	$25.64	9.97%	$18,605	0.79%	0.79%	1.55%	68%
$(0.44)	$–	$–	$(0.44)	$23.69	20.52%	$18,498	0.77%	0.77%	1.70%	43%

[g]	Less than $0.005 per share.

[h]
Davis Opportunity Fund's performance benefited from IPO purchases, adding approximately 1% to the Fund's total return in 2014, approximately 3% to the Fund's total return in 2013, and approximately 2% to the Fund's total return in 2010. After purchase, the IPOs rapidly increased in value. The Adviser purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences. Such performance may not continue in the future.

[i]	Less than $0.0005 per share.

[j]	Less than 0.50%.

See Notes to Financial Statements

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, annually determines whether to approve the continuance of each Davis Fund's Advisory Agreement with Davis Selected Advisers, L.P. and Sub-Advisory Agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2015. As part of this process, Davis Advisors provided the Independent Directors with material, including recent investment performance data, that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered the performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether a Fund:

1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results as well as the shareholder's behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors, its affiliates, and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors' and the Davis family's interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale that have lowered fees and expenses for Davis Funds' shareholders over time.

The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors' investment process, as well as the experience, capability, and integrity of its senior management and other personnel.

The Independent Directors recognized Davis Advisors' (i) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (ii) focus on tax efficiency; (iii) record of generally producing satisfactory after-tax results over longer-term periods; (iv) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (v) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors assessed (i) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (ii) information regarding fees charged by Davis Advisors to other advisory clients, including funds that it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (iii) the fee schedules and breakpoints of each Fund, including an assessment of competitive fee schedules and breakpoints, if applicable.

The Independent Directors reviewed (i) the management fee schedule for each Fund; (ii) profitability of each Fund to Davis Advisors; (iii) the extent to which economies of scale might be realized if the Fund's net assets increase; and (iv) whether the fee schedules should reflect those potential economies of scale, at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds were more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly larger number of shareholders, and managing trading is more complex because of the greater frequency of fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for the differences between the fee rates for the Davis Funds and Davis Advisors' other lines of business.

Davis Financial Fund

The Independent Directors noted that Davis Financial Fund Class A shares underperformed its benchmark, the Standard & Poor's 500® Index ("S&P 500®"), over the one-, three-, five-, and ten-year time periods, but had outperformed the S&P 500® since its inception on May 1, 1991, all periods ended February 28, 2015.

Lipper, an independent service provider, presented a report to the Independent Directors that compared the Fund to all retail and institutional financial services funds (the "Performance Universe"), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe and Lipper Index over the one-, two-, four-, and ten-year time periods, and underperformed over the three-year time period, all periods ended December 31, 2014. During the five-year time period ended December 31, 2014 the Fund outperformed the Performance Universe, but underperformed the Lipper Index.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Davis Financial Fund – (Continued)

The Independent Directors also reviewed the Fund's performance versus both the S&P 500® and the Lipper Financial Services category when measured over rolling five- and ten-year time periods. The Fund outperformed the S&P 500® and the Lipper Financial Services category in 12 out of 19 rolling five-year time periods, all periods ended December 31 for each year from 1996 through 2014. The Fund outperformed the S&P 500® in 10 out of 14 rolling ten-year time periods and outperformed the Lipper Financial Services category in 8 out of 14 rolling ten-year time periods, all periods ended December 31 for each year from 2001 through 2014.

The Independent Directors considered Davis Financial Fund's management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Lipper.

Davis Opportunity Fund

The Independent Directors noted that Davis Opportunity Fund Class A shares underperformed its benchmark, the Russell 3000® Index ("Russell 3000®"), over the one-, three-, five-, and ten-year time periods, but had outperformed the benchmark since the inception of Class A shares on December 1, 1994, all periods ended February 28, 2015. Davis Advisors oversaw a sub-adviser for the period from May 1, 1984 until December 31, 1998. After this date Davis Advisors became sole investment manager for the Fund.

Lipper, an independent service provider, presented a report to the Independent Directors that compared the Fund to all retail and institutional multi-cap growth funds (the "Performance Universe"), as well as the relevant Lipper Index. The report indicated that the Fund underperformed the Performance Universe and Lipper Index over the one-, four-, five-, and ten-year time periods, and outperformed over the two-year time period, all periods ended December 31, 2014. During the three-year time period, the Fund outperformed the Performance Universe, but underperformed the Lipper Index, period ended December 31, 2014.

The Independent Directors also reviewed the Fund's performance versus both the Russell 3000® and the Lipper Multi-Cap Growth category when measured over rolling five- and ten-year time frames. The Fund outperformed the Russell 3000® in 5 out of 11 rolling five-year time periods and outperformed the Lipper Multi-Cap Growth category in 4 out of 11 rolling five-year time periods, all periods ended December 31 for each year from 2004 through 2014. The Fund outperformed the Russell 3000® and the Lipper Multi-Cap Growth category in 3 out of 6 rolling ten-year time periods, all periods ended December 31 for each year from 2009 through 2014.

The Independent Directors considered Davis Opportunity Fund's management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Lipper.

Davis Real Estate Fund

The Independent Directors noted that Davis Real Estate Fund Class A shares had underperformed its benchmark, the Wilshire U.S. Real Estate Securities Index ("Wilshire Index"), over all time periods, which include the one-, three-, five-, and ten-year time periods, as well as since its inception on January 3, 1994, all periods ended February 28, 2015. Lipper, an independent service provider, presented a report to the Independent Directors that compared the Fund to all retail and institutional real estate funds (the "Performance Universe"), as well as the relevant Lipper Index. The report indicated that the Fund underperformed the Performance Universe and Lipper Index over the two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2014. During the one-year time period, the Fund outperformed the Performance Universe, but underperformed the Lipper Index, for the period ended December 31, 2014.

The Independent Directors also reviewed the Fund's performance versus both the Wilshire Index and the Lipper Real Estate category when measured over rolling five- and ten-year time frames. The Fund outperformed the Wilshire Index and the Lipper Real Estate category in 3 out of 16 rolling five-year time periods, all periods ended December 31 for each year from 1999 through 2014. The Fund underperformed both in all 11 rolling ten-year time periods, ended December 31 for each year from 2004 through 2014. In reviewing the performance the Directors considered that the Fund is able to invest a limited amount of assets outside of REITs while the Wilshire U.S. Real Estate Securities Index as well as other funds provided in the report are primarily REIT only funds.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Davis Real Estate Fund – (Continued)

The Independent Directors considered Davis Real Estate Fund's management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Lipper.

Davis Appreciation & Income Fund

The Independent Directors noted that Davis Appreciation & Income Fund Class A shares had underperformed its benchmark, the Standard & Poor's 500® Index ("S&P 500®") over all time periods, which includes the one-, three-, five-, and ten-year time periods, as well as since its inception on May 1, 1992, all periods ended February 28, 2015.

Lipper, an independent service provider, presented a report to the Independent Directors that compared the Fund to all retail and institutional mixed-asset target allocation growth funds (the "Performance Universe"), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe and Lipper Index over the two- and three-year time periods and underperformed over the one-, four-, and ten-year time periods, all periods ended December 31, 2014. During the five-year time period, the Fund outperformed the Performance Universe but underperformed the Lipper Index, for the period ended December 31, 2014.

The Independent Directors also reviewed the Fund's performance versus both the S&P 500® and the Lipper Mixed-Asset Target Allocation Growth category ("MATG") when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 9 out of 18 rolling five-year time periods and outperformed the Lipper MATG category in 11 out of 18 rolling five-year time periods, all periods ended December 31 for each year from 1997 through 2014. The Fund outperformed the S&P 500® in 7 out of 13 rolling ten-year time periods and in 9 out of 13 time periods versus the Lipper MATG category, all periods ended December 31 for each year from 2002 through 2014.

The Independent Directors considered Davis Appreciation & Income Fund's management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Lipper.

Davis Government Bond Fund

The Independent Directors noted that Davis Government Bond Fund Class A shares outperformed its benchmark, the Citigroup U.S. Treasury/Agency 1-3 Year Index, over the one-year time period, but underperformed the benchmark over the three-, five-, and ten-year time periods, as well as since its inception on December 1, 1994, all periods ended February 28, 2015.

Lipper, an independent service provider, presented a report to the Independent Directors that compared the Fund to all other institutional short U.S. Government funds (the "Performance Universe"), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe and Lipper Index over the one-year time period and underperformed over the two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2014.

The Independent Directors also reviewed the Fund's performance versus both the Citigroup U.S. Treasury/Agency 1-3 Year Index ("Citigroup Index") and the Lipper Short U.S. Government category when measured over rolling five- and ten-year time frames. The Fund outperformed the Citigroup Index in 2 out of 16 rolling five-year time periods and outperformed the Lipper category in 6 out of 16 rolling five-year time periods, all periods ended December 31 for each year from 1999 through 2014. The Fund underperformed the Citigroup Index in all 11 rolling ten-year time periods and outperformed the Lipper category in 2 out of 11 rolling ten-year time periods, all periods ended December 31 for each year from 2004 through 2014.

The Independent Directors considered Davis Government Bond Fund's management fee and total expense ratio. They observed that both were reasonable and the management fee was below the average and median of its peer group, as determined by Lipper.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Davis Government Money Market Fund

The Independent Directors noted that Davis Government Money Market Fund Class A shares outperformed the Lipper Sector Average of U.S. Government Money Market Funds over the ten-year time period, performed in-line with the sector over the one-, three-, five-, and ten-year time periods, but underperformed since its inception on October 26, 1989, all periods ended February 28, 2015.

Lipper, an independent service provider, presented a report to the Independent Directors that compared the Fund to all retail U.S. Government Money Market Funds (the "Performance Universe"), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe and the Lipper Index over all periods, which includes the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2014.

The Independent Directors also reviewed the Fund's performance versus both the Lipper U.S. Government Money Market Funds category and the Morningstar U.S. Money Market Taxable Funds category when measured over rolling five- and ten-year time frames. The Fund outperformed the Lipper category in 16 out of 21 rolling five-year time periods and outperformed the Morningstar category in 15 out of 21 rolling five-year time periods, all periods ended December 31 for each year from 1994 through 2014. The Fund has outperformed the Lipper category for 16 consecutive years since 1999 and has outperformed the Morningstar category for 15 consecutive years since 2000. The Independent Directors also noted that the Fund outperformed both the Lipper and Morningstar categories in 12 out of 16 rolling ten-year time periods, all periods ended December 31 for each year from 1999 through 2014. The Fund has outperformed both categories for 12 consecutive years since 2003.

The Independent Directors considered the contractual advisory fee, noting that it was in-line with the median of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Government Money Market Fund Class A shares. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses such that net investment income will not be less than zero until May 1, 2016. The Adviser may recapture from the assets of Davis Government Money Market Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund's future yield. The Independent Directors noted that the Adviser continued to subsidize the Fund's expenses and concluded that the management fee and expenses were reasonable.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS SERIES, INC.	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of "cookies" when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Funds' records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

DAVIS SERIES, INC.	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (educational and media company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	Director, exp Global Inc. (engineering).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

DAVIS SERIES, INC.	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee of Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

*Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS SERIES, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Series, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds' Statement of Additional Information contains additional information about the Funds' Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds' website at www.davisfunds.com. Quarterly Fact Sheets are available on the Funds' website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 4, 2015

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: September 4, 2015